Vanguard® Long-Term Investment-Grade Fund
Schedule of Investments (unaudited)
As of October 31, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (6.3%)
U.S. Government Securities (5.8%)
	United States Treasury Note/Bond	0.125%	10/31/22	2,600	2,599
	United States Treasury Note/Bond	0.750%	5/31/26	9,700	9,527
	United States Treasury Note/Bond	0.625%	7/31/26	8,200	7,992
	United States Treasury Note/Bond	1.250%	6/30/28	1,750	1,728
	United States Treasury Note/Bond	1.000%	7/31/28	6,400	6,213
	United States Treasury Note/Bond	0.625%	5/15/30	200,000	185,812
[1]	United States Treasury Note/Bond	0.625%	8/15/30	40,000	37,069
	United States Treasury Note/Bond	1.125%	2/15/31	25,000	24,125
	United States Treasury Note/Bond	1.625%	5/15/31	15,000	15,112
	United States Treasury Note/Bond	1.250%	8/15/31	17,100	16,614
	United States Treasury Note/Bond	4.750%	2/15/37	50,000	70,937
	United States Treasury Note/Bond	1.125%	8/15/40	84,390	72,971
	United States Treasury Note/Bond	1.375%	11/15/40	50,000	45,156
	United States Treasury Note/Bond	1.875%	2/15/41	10,000	9,834
	United States Treasury Note/Bond	4.750%	2/15/41	70,000	102,222
	United States Treasury Note/Bond	2.250%	5/15/41	80,000	83,550
	United States Treasury Note/Bond	3.750%	8/15/41	80,085	103,797
	United States Treasury Note/Bond	2.875%	5/15/43	35,000	40,409
	United States Treasury Note/Bond	3.000%	11/15/44	55,000	65,295
[2]	United States Treasury Note/Bond	2.375%	11/15/49	100,000	109,391
[1]	United States Treasury Note/Bond	1.250%	5/15/50	39,750	33,614
[1,2]	United States Treasury Note/Bond	1.375%	8/15/50	21,700	18,913
	United States Treasury Note/Bond	2.000%	8/15/51	140,485	142,483
	United States Treasury Strip Principal	0.000%	2/15/48	45,000	26,909
					1,232,272
Agency Bonds and Notes (0.3%)
	Tennessee Valley Authority	5.250%	9/15/39	33,800	48,083
	Tennessee Valley Authority	4.250%	9/15/65	10,000	14,431
					62,514
Conventional Mortgage-Backed Securities (0.2%)
[3,4]	Fannie Mae Pool	2.320%	4/1/36	37,423	37,726
Total U.S. Government and Agency Obligations (Cost $1,333,011)					1,332,512
Asset-Backed/Commercial Mortgage-Backed Securities (0.1%)
[3,4]	FHLMC Multifamily Structured Class A2 Series K-1521 Pass Through Certificates (Cost $22,321)	2.184%	8/25/36	21,675	21,942
Corporate Bonds (77.7%)
Communications (6.1%)
	Activision Blizzard Inc.	2.500%	9/15/50	7,390	6,631
	Alphabet Inc.	1.900%	8/15/40	25,925	23,479

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Alphabet Inc.	2.250%	8/15/60	17,455	15,678
	America Movil SAB de CV	4.375%	4/22/49	49,405	61,549
	AT&T Inc.	3.500%	6/1/41	9,800	10,089
	AT&T Inc.	3.650%	6/1/51	13,690	14,242
	AT&T Inc.	3.300%	2/1/52	31,415	30,823
	AT&T Inc.	3.500%	9/15/53	1,450	1,471
	AT&T Inc.	3.550%	9/15/55	1,880	1,905
	AT&T Inc.	3.800%	12/1/57	3,697	3,885
[5]	Cable One Inc.	4.000%	11/15/30	265	261
[5]	CCO Holdings LLC / CCO Holdings Capital Corp.	4.750%	3/1/30	440	455
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	14,660	14,296
	Charter Communications Operating, LLC / Charter Communications Operating Capital	3.850%	4/1/61	2,000	1,934
[5]	Cogent Communications Group Inc.	3.500%	5/1/26	90	91
	Comcast Corp.	5.650%	6/15/35	30,941	40,938
	Comcast Corp.	6.500%	11/15/35	4,320	6,182
	Comcast Corp.	3.200%	7/15/36	16,810	17,860
	Comcast Corp.	3.900%	3/1/38	39,335	44,586
	Comcast Corp.	4.600%	10/15/38	19,518	23,879
	Comcast Corp.	3.250%	11/1/39	3,000	3,162
	Comcast Corp.	3.750%	4/1/40	7,100	7,948
	Comcast Corp.	4.500%	1/15/43	1,184	1,425
	Comcast Corp.	4.750%	3/1/44	7,745	9,794
	Comcast Corp.	3.400%	7/15/46	14,755	15,888
	Comcast Corp.	4.000%	8/15/47	18,875	21,922
	Comcast Corp.	3.969%	11/1/47	85,688	98,828
	Comcast Corp.	4.000%	3/1/48	12,025	13,957
	Comcast Corp.	4.700%	10/15/48	5,835	7,576
	Comcast Corp.	3.999%	11/1/49	28,176	32,901
	Comcast Corp.	3.450%	2/1/50	5,500	5,931
	Comcast Corp.	2.800%	1/15/51	5,000	4,816
[5]	Comcast Corp.	2.887%	11/1/51	61,933	60,453
	Comcast Corp.	2.450%	8/15/52	2,000	1,814
	Comcast Corp.	4.049%	11/1/52	19,394	22,879
[5]	Comcast Corp.	2.937%	11/1/56	142,349	137,271
	Comcast Corp.	4.950%	10/15/58	1,266	1,760
	Comcast Corp.	2.650%	8/15/62	6,000	5,392
[5]	Comcast Corp.	2.987%	11/1/63	139,240	133,594
[5]	CSC Holdings LLC	5.375%	2/1/28	245	253
[5]	CSC Holdings LLC	4.625%	12/1/30	451	413
[5]	CSC Holdings LLC	4.500%	11/15/31	115	112
[5]	Deutsche Telekom AG	3.625%	1/21/50	3,180	3,424
	Discovery Communications LLC	4.650%	5/15/50	1,950	2,294
	Electronic Arts Inc.	2.950%	2/15/51	2,000	1,955
[5]	Expedia Group Inc.	6.250%	5/1/25	38	43
	Fox Corp.	5.576%	1/25/49	966	1,323
[5]	Frontier Communications Holdings LLC	5.875%	10/15/27	45	47
[5]	Frontier Communications Holdings LLC	5.000%	5/1/28	215	219
[5]	Frontier Communications Holdings LLC	6.000%	1/15/30	315	316
[5,6]	Gray Escrow II Inc.	5.375%	11/15/31	100	101
[5]	Level 3 Financing Inc.	4.625%	9/15/27	213	218
[5]	Level 3 Financing Inc.	3.625%	1/15/29	115	109
	NBCUniversal Media LLC	4.450%	1/15/43	13,827	16,742
[5]	Netflix Inc.	3.625%	6/15/25	290	308
	Netflix Inc.	4.875%	4/15/28	535	613
	Netflix Inc.	5.875%	11/15/28	115	140
[5]	News Corp.	3.875%	5/15/29	235	239

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Nexstar Media Inc.	5.625%	7/15/27	67	71
[5]	Nexstar Media Inc.	4.750%	11/1/28	130	133
[5]	Sirius XM Radio Inc.	3.125%	9/1/26	45	45
[5]	Sirius XM Radio Inc.	5.000%	8/1/27	99	104
[5]	Sirius XM Radio Inc.	4.000%	7/15/28	35	35
[5]	Sirius XM Radio Inc.	3.875%	9/1/31	120	115
	Sprint Capital Corp.	6.875%	11/15/28	455	575
	Sprint Corp.	7.125%	6/15/24	345	389
	Sprint Corp.	7.625%	3/1/26	400	480
	Telefonica Emisiones SA	4.665%	3/6/38	950	1,105
	Telefonica Emisiones SA	5.213%	3/8/47	2,000	2,520
	Telefonica Emisiones SA	4.895%	3/6/48	2,475	3,022
[5]	Tencent Holdings Ltd.	3.925%	1/19/38	14,740	15,812
[5]	Tencent Holdings Ltd.	3.680%	4/22/41	13,150	13,736
	Time Warner Cable LLC	6.550%	5/1/37	11,975	16,061
[5]	T-Mobile USA Inc.	3.375%	4/15/29	450	463
	T-Mobile USA Inc.	3.000%	2/15/41	4,930	4,743
	T-Mobile USA Inc.	3.300%	2/15/51	590	579
	TWDC Enterprises 18 Corp.	3.000%	7/30/46	5,837	6,116
	TWDC Enterprises 18 Corp.	7.550%	7/15/93	2,512	2,853
[5]	Twitter Inc.	3.875%	12/15/27	165	174
[7]	Verizon Communications Inc.	2.500%	4/8/31	2,200	3,124
[5]	Verizon Communications Inc.	2.355%	3/15/32	3,000	2,954
	Verizon Communications Inc.	2.850%	9/3/41	6,315	6,169
	Verizon Communications Inc.	3.550%	3/22/51	740	797
	Verizon Communications Inc.	3.700%	3/22/61	18,730	20,376
	ViacomCBS Inc.	4.950%	5/19/50	3,000	3,789
	Vodafone Group plc	5.250%	5/30/48	2,090	2,760
	Vodafone Group plc	4.125%	6/4/81	1,730	1,730
	Walt Disney Co.	6.200%	12/15/34	3,326	4,677
	Walt Disney Co.	6.400%	12/15/35	17,218	24,885
	Walt Disney Co.	6.650%	11/15/37	2,710	4,057
	Walt Disney Co.	4.625%	3/23/40	11,720	14,636
	Walt Disney Co.	3.500%	5/13/40	58,715	64,721
	Walt Disney Co.	4.750%	9/15/44	8,474	10,882
	Walt Disney Co.	2.750%	9/1/49	57,575	56,471
	Walt Disney Co.	3.600%	1/13/51	48,711	55,608
[7]	WPP Finance 2017	3.750%	5/19/32	800	1,233
[5]	Zayo Group Holdings Inc.	4.000%	3/1/27	665	646
[5]	Zayo Group Holdings Inc.	6.125%	3/1/28	285	278
					1,285,338
Consumer Discretionary (5.0%)
[5]	1011778 BC ULC / New Red Finance Inc.	3.875%	1/15/28	130	130
[5]	1011778 BC ULC / New Red Finance Inc.	4.375%	1/15/28	290	292
	Alibaba Group Holding Ltd.	4.000%	12/6/37	31,000	33,680
	Alibaba Group Holding Ltd.	4.200%	12/6/47	14,873	16,624
	Alibaba Group Holding Ltd.	4.400%	12/6/57	13,080	15,105
	Amazon.com Inc.	3.875%	8/22/37	55,000	64,738
	Amazon.com Inc.	2.875%	5/12/41	15,845	16,368
	Amazon.com Inc.	4.950%	12/5/44	6,000	8,074
	Amazon.com Inc.	4.050%	8/22/47	95,075	116,955
	Amazon.com Inc.	2.500%	6/3/50	18,720	17,912
	Amazon.com Inc.	3.100%	5/12/51	12,570	13,457
	Amazon.com Inc.	4.250%	8/22/57	50,347	65,567
	Amazon.com Inc.	2.700%	6/3/60	20,830	20,098
	Amazon.com Inc.	3.250%	5/12/61	16,975	18,482
[5]	American Builders & Contractors Supply Co. Inc.	4.000%	1/15/28	230	234
[5]	American Builders & Contractors Supply Co. Inc.	3.875%	11/15/29	330	323

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	American University	3.672%	4/1/49	2,563	2,954
	Asbury Automotive Group Inc.	4.500%	3/1/28	1,130	1,153
	Asbury Automotive Group Inc.	4.750%	3/1/30	220	224
[5]	Boyd Gaming Corp.	8.625%	6/1/25	160	173
[5]	Caesars Entertainment Inc.	8.125%	7/1/27	216	242
[5]	Caesars Resort Collection LLC / CRC Finco Inc.	5.750%	7/1/25	18	19
	California Institute of Technology	3.650%	9/1/19	4,242	4,935
[5]	Carnival Corp.	5.750%	3/1/27	115	117
[5]	Carnival Corp.	4.000%	8/1/28	355	355
[5,6]	Carnival Corp.	6.000%	5/1/29	345	345
[5]	Cedar Fair LP / Canada's Wonderland Co. / Magnum Management Corp. / Millennium OP	5.500%	5/1/25	595	619
[5]	Churchill Downs Inc.	5.500%	4/1/27	465	482
[5]	Churchill Downs Inc.	4.750%	1/15/28	288	299
[5]	Clarios Global LP	6.750%	5/15/25	31	33
[5]	Clarios Global LP / Clarios US Finance Co.	8.500%	5/15/27	320	340
[3]	Duke University	2.682%	10/1/44	3,100	3,143
[3]	Duke University	2.832%	10/1/55	9,635	10,085
[5]	Foot Locker Inc.	4.000%	10/1/29	205	203
	Ford Foundation	2.815%	6/1/70	11,950	12,139
	Ford Motor Co.	8.500%	4/21/23	60	66
	Ford Motor Credit Co. LLC	3.087%	1/9/23	70	71
	Ford Motor Credit Co. LLC	4.134%	8/4/25	35	37
	Ford Motor Credit Co. LLC	3.375%	11/13/25	360	370
	Ford Motor Credit Co. LLC	2.700%	8/10/26	220	219
	Ford Motor Credit Co. LLC	4.271%	1/9/27	240	255
	Ford Motor Credit Co. LLC	3.815%	11/2/27	350	364
	Ford Motor Credit Co. LLC	2.900%	2/16/28	165	164
	General Motors Co.	5.150%	4/1/38	1,000	1,204
	General Motors Co.	5.200%	4/1/45	1,500	1,866
	General Motors Co.	5.400%	4/1/48	1,000	1,276
	George Washington University	4.300%	9/15/44	2,890	3,678
	Georgetown University	4.315%	4/1/49	14,755	18,630
	Georgetown University	2.943%	4/1/50	15,535	15,702
	Georgetown University	5.215%	10/1/18	940	1,420
[5]	Group 1 Automotive Inc.	4.000%	8/15/28	170	170
[5]	Hilton Domestic Operating Co. Inc.	5.375%	5/1/25	375	391
[5]	Hilton Domestic Operating Co. Inc.	5.750%	5/1/28	105	113
	Home Depot Inc.	5.875%	12/16/36	34,525	48,674
	Home Depot Inc.	3.300%	4/15/40	1,000	1,088
	Home Depot Inc.	5.400%	9/15/40	947	1,297
	Home Depot Inc.	5.950%	4/1/41	18,480	26,654
	Home Depot Inc.	4.200%	4/1/43	6,035	7,326
	Home Depot Inc.	4.875%	2/15/44	60,115	79,624
	Home Depot Inc.	4.400%	3/15/45	12,900	16,404
	Home Depot Inc.	4.250%	4/1/46	21,515	26,984
	Home Depot Inc.	3.900%	6/15/47	28,950	34,711
	Home Depot Inc.	4.500%	12/6/48	14,825	19,465
	Home Depot Inc.	3.125%	12/15/49	5,950	6,358
	Home Depot Inc.	2.750%	9/15/51	21,855	21,955
	Home Depot Inc.	3.500%	9/15/56	947	1,079
	Indiana University Foundation Inc.	2.820%	10/1/51	6,000	6,087
[5]	International Game Technology plc	4.125%	4/15/26	45	46
[5]	International Game Technology plc	6.250%	1/15/27	20	23
[5]	Lithia Motors Inc.	4.625%	12/15/27	600	635
[5]	Lithia Motors Inc.	3.875%	6/1/29	290	301
[5]	Lithia Motors Inc.	4.375%	1/15/31	180	192
[5]	Live Nation Entertainment Inc.	5.625%	3/15/26	29	31

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Live Nation Entertainment Inc.	6.500%	5/15/27	335	368
[5]	Live Nation Entertainment Inc.	3.750%	1/15/28	60	59
	Marriott International Inc.	4.625%	6/15/30	140	159
[3]	Massachusetts Institute of Technology	3.959%	7/1/38	24,140	28,681
[5]	Meritage Homes Corp.	3.875%	4/15/29	1,000	1,036
[5]	NCL Corp. Ltd.	5.875%	3/15/26	235	236
	NIKE Inc.	3.625%	5/1/43	30,604	35,252
	NIKE Inc.	3.375%	11/1/46	19,840	22,532
[5]	Penn National Gaming Inc.	5.625%	1/15/27	45	46
	President and Fellows of Harvard College	5.625%	10/1/38	2,500	3,564
[5]	President and Fellows of Harvard College	6.500%	1/15/39	3,709	5,842
	President and Fellows of Harvard College	4.875%	10/15/40	750	1,019
	President and Fellows of Harvard College	3.150%	7/15/46	17,450	19,602
	Rockefeller Foundation	2.492%	10/1/50	34,515	34,700
[5]	Royal Caribbean Cruises Ltd.	10.875%	6/1/23	20	22
[5]	Royal Caribbean Cruises Ltd.	9.125%	6/15/23	20	22
[5]	Royal Caribbean Cruises Ltd.	11.500%	6/1/25	21	24
[5]	Thor Industries Inc.	4.000%	10/15/29	170	168
	Toll Brothers Finance Corp.	4.350%	2/15/28	2,775	3,028
	Toll Brothers Finance Corp.	3.800%	11/1/29	1,345	1,439
	Tri Pointe Homes Inc.	5.700%	6/15/28	90	98
	Trustees of the University of Pennsylvania	3.610%	2/15/19	20,230	23,787
[3]	University of Chicago	2.761%	4/1/45	11,735	11,812
[3]	University of Chicago	2.547%	4/1/50	8,120	8,073
	University of Chicago	3.000%	10/1/52	5,695	6,017
[5]	Vail Resorts Inc.	6.250%	5/15/25	595	627
[5]	William Carter Co.	5.500%	5/15/25	155	162
[5]	Williams Scotsman International Inc.	4.625%	8/15/28	79	82
[5]	WK Kellogg Foundation Trust	2.443%	10/1/50	35,340	35,132
[5]	Wyndham Hotels & Resorts Inc.	4.375%	8/15/28	230	238
	Yale University	2.402%	4/15/50	19,845	19,631
					1,054,287
Consumer Staples (4.2%)
[5]	7-Eleven Inc.	2.500%	2/10/41	1,500	1,389
[5]	7-Eleven Inc.	2.800%	2/10/51	3,160	2,962
	Altria Group Inc.	5.800%	2/14/39	2,250	2,745
	Altria Group Inc.	3.400%	2/4/41	3,750	3,501
	Altria Group Inc.	4.450%	5/6/50	1,130	1,202
	Anheuser-Busch Cos. LLC	6.750%	12/15/27	400	502
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	2,000	2,419
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	1,000	1,275
[8]	Anheuser-Busch InBev SA NV	3.700%	4/2/40	900	1,399
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	4,000	4,706
	Anheuser-Busch InBev Worldwide Inc.	8.200%	1/15/39	12,383	20,404
	Anheuser-Busch InBev Worldwide Inc.	3.750%	7/15/42	1,330	1,456
	Archer-Daniels-Midland Co.	4.500%	3/15/49	18,749	25,036
	Archer-Daniels-Midland Co.	2.700%	9/15/51	39,935	40,399
	BAT Capital Corp.	4.390%	8/15/37	1,375	1,474
	BAT Capital Corp.	4.540%	8/15/47	1,535	1,614
[7]	BAT International Finance plc	2.250%	9/9/52	300	299
[5]	Cargill Inc.	4.760%	11/23/45	20,000	26,893
	Coca-Cola Co.	2.875%	5/5/41	22,925	23,836
	Coca-Cola Co.	2.600%	6/1/50	40,500	40,003
	Coca-Cola Co.	3.000%	3/5/51	47,160	50,212
	Coca-Cola Co.	2.500%	3/15/51	23,665	22,924
	Estee Lauder Cos. Inc.	3.125%	12/1/49	18,964	20,819

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Hershey Co.	3.125%	11/15/49	25,500	27,746
	Hormel Foods Corp.	3.050%	6/3/51	20,165	21,544
	Keurig Dr Pepper Inc.	4.500%	11/15/45	1,000	1,215
	Kimberly-Clark Corp.	3.200%	7/30/46	14,400	15,911
	Kraft Heinz Foods Co.	3.875%	5/15/27	1,980	2,149
	Kraft Heinz Foods Co.	3.750%	4/1/30	845	916
	Kraft Heinz Foods Co.	4.250%	3/1/31	375	423
	Kraft Heinz Foods Co.	4.875%	10/1/49	2,150	2,667
[5]	Lamb Weston Holdings Inc.	4.625%	11/1/24	80	82
[5]	Lamb Weston Holdings Inc.	4.875%	11/1/26	210	215
[5]	Lamb Weston Holdings Inc.	4.875%	5/15/28	380	408
[5]	Nestle Holdings Inc.	3.900%	9/24/38	49,785	58,859
[5]	Nestle Holdings Inc.	4.000%	9/24/48	23,255	29,220
	PepsiCo Inc.	2.625%	10/21/41	34,485	34,962
	PepsiCo Inc.	4.450%	4/14/46	4,784	6,314
	PepsiCo Inc.	3.450%	10/6/46	6,000	6,843
	PepsiCo Inc.	4.000%	5/2/47	3,250	4,064
	PepsiCo Inc.	3.375%	7/29/49	2,944	3,363
	PepsiCo Inc.	2.875%	10/15/49	12,285	12,921
	PepsiCo Inc.	2.750%	10/21/51	42,870	44,189
[5]	Performance Food Group Inc.	6.875%	5/1/25	80	84
[5]	Performance Food Group Inc.	5.500%	10/15/27	535	559
[5]	Performance Food Group Inc.	4.250%	8/1/29	295	295
[8]	Philip Morris International Inc.	2.000%	5/9/36	1,100	1,313
	Philip Morris International Inc.	6.375%	5/16/38	5,802	8,206
	Philip Morris International Inc.	4.375%	11/15/41	4,890	5,634
	Philip Morris International Inc.	3.875%	8/21/42	1,750	1,899
	Philip Morris International Inc.	4.125%	3/4/43	17,345	19,393
	Philip Morris International Inc.	4.875%	11/15/43	12,345	15,158
[5]	Pilgrim's Pride Corp.	3.500%	3/1/32	180	181
[5]	Post Holdings Inc.	5.750%	3/1/27	105	109
[5]	Post Holdings Inc.	5.625%	1/15/28	115	120
[5]	SC Johnson & Son Inc.	4.000%	5/15/43	28,110	33,081
	Unilever Capital Corp.	2.625%	8/12/51	53,100	53,281
	Walmart Inc.	3.950%	6/28/38	46,957	56,648
	Walmart Inc.	5.625%	4/1/40	1,840	2,661
	Walmart Inc.	5.625%	4/15/41	3,695	5,399
	Walmart Inc.	2.500%	9/22/41	18,885	18,985
	Walmart Inc.	4.000%	4/11/43	1,326	1,606
	Walmart Inc.	3.625%	12/15/47	33,145	39,461
	Walmart Inc.	4.050%	6/29/48	10,195	13,089
	Walmart Inc.	2.950%	9/24/49	3,758	4,065
	Walmart Inc.	2.650%	9/22/51	24,690	25,336
					878,043
Energy (5.2%)
[5]	Antero Resources Corp.	5.375%	3/1/30	325	344
	Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor Inc.	4.080%	12/15/47	3,837	4,390
[5]	Bonanza Creek Energy Inc.	5.000%	10/15/26	115	116
	BP Capital Markets America Inc.	3.060%	6/17/41	25,055	25,330
	BP Capital Markets America Inc.	3.000%	2/24/50	2,000	1,982
	BP Capital Markets America Inc.	2.772%	11/10/50	37,140	35,221
	BP Capital Markets America Inc.	2.939%	6/4/51	38,070	37,105
	BP Capital Markets America Inc.	3.001%	3/17/52	22,730	22,463
	BP Capital Markets America Inc.	3.379%	2/8/61	50,075	51,566
	Burlington Resources LLC	5.950%	10/15/36	1,420	1,944
[5]	Cameron LNG LLC	3.701%	1/15/39	1,300	1,436
	Cenovus Energy Inc.	3.750%	2/15/52	3,225	3,255

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Cheniere Energy Inc.	4.625%	10/15/28	145	152
[5]	Cheniere Energy Partners LP	4.000%	3/1/31	170	177
[5]	Cheniere Energy Partners LP	3.250%	1/31/32	115	114
	Chevron Corp.	2.978%	5/11/40	4,050	4,222
	Chevron Corp.	3.078%	5/11/50	19,305	20,685
	Chevron USA Inc.	2.343%	8/12/50	8,199	7,714
[5]	CNX Resources Corp.	6.000%	1/15/29	250	264
[5]	Colgate Energy Partners III LLC	5.875%	7/1/29	230	235
[5]	Comstock Resources Inc.	5.875%	1/15/30	410	426
	ConocoPhillips	7.000%	3/30/29	5,830	7,630
	ConocoPhillips	5.900%	10/15/32	1,326	1,742
	ConocoPhillips	6.500%	2/1/39	32,170	47,578
[5]	ConocoPhillips	4.875%	10/1/47	7,445	9,883
[5]	ConocoPhillips	4.850%	8/15/48	4,100	5,464
	ConocoPhillips Co.	4.300%	11/15/44	9,878	11,992
[5]	CrownRock LP / CrownRock Finance Inc.	5.625%	10/15/25	85	87
[5]	CrownRock LP / CrownRock Finance Inc.	5.000%	5/1/29	75	77
	DCP Midstream Operating LP	5.625%	7/15/27	56	64
	DCP Midstream Operating LP	5.125%	5/15/29	180	204
[5]	DT Midstream Inc.	4.125%	6/15/29	235	237
[5]	DT Midstream Inc.	4.375%	6/15/31	175	178
[5]	Endeavor Energy Resources LP / EER Finance Inc.	6.625%	7/15/25	37	39
[5]	Endeavor Energy Resources LP / EER Finance Inc.	5.750%	1/30/28	150	157
	Energy Transfer Operating LP	5.000%	5/15/50	3,000	3,512
[5]	EnLink Midstream LLC	5.625%	1/15/28	50	53
	EnLink Midstream LLC	5.375%	6/1/29	125	129
	Enterprise Products Operating LLC	4.900%	5/15/46	3,000	3,675
	Enterprise Products Operating LLC	4.200%	1/31/50	1,500	1,712
	EOG Resources Inc.	3.900%	4/1/35	1,650	1,871
	EOG Resources Inc.	4.950%	4/15/50	18,090	24,632
[5]	EQM Midstream Partners LP	6.500%	7/1/27	145	161
	EQT Corp.	3.000%	10/1/22	26	26
[5]	EQT Corp.	3.125%	5/15/26	75	76
	EQT Corp.	5.000%	1/15/29	140	156
	Equinor ASA	3.625%	4/6/40	19,225	21,645
	Equinor ASA	4.250%	11/23/41	1,944	2,388
	Equinor ASA	3.950%	5/15/43	35,350	41,462
	Equinor ASA	3.250%	11/18/49	18,640	20,171
	Equinor ASA	3.700%	4/6/50	9,800	11,523
[8]	Exxon Mobil Corp.	1.408%	6/26/39	1,100	1,241
	Exxon Mobil Corp.	2.995%	8/16/39	5,178	5,341
	Exxon Mobil Corp.	4.227%	3/19/40	5,000	5,971
	Exxon Mobil Corp.	3.567%	3/6/45	10,700	11,950
	Exxon Mobil Corp.	4.114%	3/1/46	33,010	39,692
	Exxon Mobil Corp.	3.095%	8/16/49	19,590	20,352
	Exxon Mobil Corp.	4.327%	3/19/50	68,181	85,853
	Exxon Mobil Corp.	3.452%	4/15/51	32,295	35,806
[5]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	29,860	29,415
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	5.750%	2/1/29	35	36
[5]	Hilcorp Energy I LP / Hilcorp Finance Co.	6.000%	2/1/31	45	46
	KazMunayGas National Co. JSC	6.375%	10/24/48	1,425	1,835
	Marathon Petroleum Corp.	4.500%	4/1/48	2,500	2,917
[5]	MEG Energy Corp.	6.500%	1/15/25	158	162
[5]	MEG Energy Corp.	5.875%	2/1/29	20	21
[5]	Northern Natural Gas Co.	3.400%	10/16/51	2,800	2,929
	Nustar Logistics LP	5.750%	10/1/25	35	38

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Nustar Logistics LP	6.375%	10/1/30	140	153
	Occidental Petroleum Corp.	5.500%	12/1/25	30	33
	Occidental Petroleum Corp.	5.550%	3/15/26	145	160
	Occidental Petroleum Corp.	3.400%	4/15/26	40	41
	Occidental Petroleum Corp.	3.200%	8/15/26	445	452
	Occidental Petroleum Corp.	3.000%	2/15/27	95	95
	Occidental Petroleum Corp.	4.400%	8/15/49	130	130
	Ovintiv Exploration Inc.	5.625%	7/1/24	320	352
[5]	Parkland Corp.	4.500%	10/1/29	150	151
	Petroleos del Peru SA	5.625%	6/19/47	5,000	5,075
	Petronas Capital Ltd.	3.500%	4/21/30	4,460	4,827
[5]	Qatar Petroleum	3.125%	7/12/41	21,000	21,317
[5]	Qatar Petroleum	3.300%	7/12/51	22,055	22,614
	Shell International Finance BV	4.125%	5/11/35	36,405	43,016
	Shell International Finance BV	6.375%	12/15/38	2,121	3,142
	Shell International Finance BV	5.500%	3/25/40	13,990	19,354
	Shell International Finance BV	4.550%	8/12/43	19,195	24,312
	Shell International Finance BV	4.375%	5/11/45	40,595	50,811
	Shell International Finance BV	4.000%	5/10/46	37,137	44,553
	Shell International Finance BV	3.750%	9/12/46	63,375	73,661
	Shell International Finance BV	3.125%	11/7/49	5,000	5,325
	Shell International Finance BV	3.250%	4/6/50	16,730	18,340
	Suncor Energy Inc.	3.750%	3/4/51	1,100	1,201
[5]	Tap Rock Resources LLC	7.000%	10/1/26	200	206
	Targa Resources Partners LP / Targa Resources Partners Finance Corp.	6.500%	7/15/27	158	170
	Total Capital International SA	2.986%	6/29/41	29,580	30,414
	Total Capital International SA	3.461%	7/12/49	500	553
	Total Capital International SA	3.127%	5/29/50	44,285	46,458
[5]	Venture Global Calcasieu Pass LLC	3.875%	8/15/29	240	244
	Western Midstream Operating LP	5.300%	2/1/30	180	197
					1,098,627
Financials (17.2%)
	ACE Capital Trust II	9.700%	4/1/30	3,745	5,595
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.850%	10/29/41	6,150	6,377
	Aflac Inc.	4.000%	10/15/46	947	1,115
[5]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	4.250%	10/15/27	35	35
[5]	Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer	6.750%	10/15/27	105	109
	Allstate Corp.	4.200%	12/15/46	14,385	17,940
	American International Group Inc.	4.375%	6/30/50	3,305	4,120
[7]	Athene Global Funding	1.875%	11/30/28	1,200	1,616
	Athene Holding Ltd.	3.950%	5/25/51	1,705	1,902
	Bank of America Corp.	2.496%	2/13/31	34,570	34,684
	Bank of America Corp.	2.572%	10/20/32	17,850	17,889
	Bank of America Corp.	4.244%	4/24/38	80,255	94,377
	Bank of America Corp.	4.078%	4/23/40	37,950	43,912
	Bank of America Corp.	2.676%	6/19/41	59,163	56,964
	Bank of America Corp.	5.875%	2/7/42	19,230	27,418
	Bank of America Corp.	3.311%	4/22/42	62,940	66,564
	Bank of America Corp.	4.443%	1/20/48	24,655	31,102
	Bank of America Corp.	3.946%	1/23/49	64,760	76,238
	Bank of America Corp.	4.330%	3/15/50	34,336	42,633
	Bank of America Corp.	4.083%	3/20/51	57,390	69,224
	Bank of America Corp.	2.831%	10/24/51	18,395	18,088
	Bank of America Corp.	3.483%	3/13/52	13,020	14,431

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Bank of America NA	6.000%	10/15/36	20,450	28,051
	Berkshire Hathaway Finance Corp.	4.400%	5/15/42	2,000	2,477
	Berkshire Hathaway Finance Corp.	4.200%	8/15/48	34,372	42,504
	Berkshire Hathaway Finance Corp.	4.250%	1/15/49	44,185	55,148
	Berkshire Hathaway Finance Corp.	2.850%	10/15/50	7,420	7,441
	Berkshire Hathaway Finance Corp.	2.500%	1/15/51	3,000	2,816
	Berkshire Hathaway Inc.	4.500%	2/11/43	47,747	59,907
[5]	Blackstone Mortgage Trust Inc.	3.750%	1/15/27	155	154
[8]	Blackstone Property Partners Europe Holdings Sarl	1.750%	3/12/29	1,470	1,726
[5]	BNP Paribas SA	2.824%	1/26/41	1,800	1,718
	Brookfield Finance LLC	3.450%	4/15/50	1,470	1,544
	Chubb INA Holdings Inc.	4.150%	3/13/43	1,500	1,823
	Chubb INA Holdings Inc.	4.350%	11/3/45	20,125	25,818
	CI Financial Corp.	4.100%	6/15/51	5,850	6,425
	Citigroup Inc.	2.561%	5/1/32	38,875	38,982
	Citigroup Inc.	3.878%	1/24/39	65,730	74,612
	Citigroup Inc.	5.316%	3/26/41	10,000	13,163
	Citigroup Inc.	2.904%	11/3/42	15,260	15,120
	Citigroup Inc.	4.650%	7/30/45	13,142	17,014
	Citigroup Inc.	4.281%	4/24/48	8,570	10,699
	Citigroup Inc.	4.650%	7/23/48	14,887	19,540
[5]	Coinbase Global Inc.	3.625%	10/1/31	175	167
[5]	Commonwealth Bank of Australia	3.305%	3/11/41	4,180	4,290
	Cooperatieve Rabobank UA	5.250%	5/24/41	1,375	1,905
[5]	Credit Agricole SA	2.811%	1/11/41	1,750	1,672
	Equitable Holdings Inc.	5.000%	4/20/48	4,890	6,240
	Everest Reinsurance Holdings Inc.	3.125%	10/15/52	7,900	7,759
	Fidelity National Financial Inc.	3.200%	9/17/51	3,600	3,512
[5]	FMR LLC	6.450%	11/15/39	16,010	23,560
	GATX Corp.	3.100%	6/1/51	2,725	2,656
	GE Capital International Funding Co. Unlimited Co.	4.418%	11/15/35	3,500	4,262
	Goldman Sachs Group Inc.	2.650%	10/21/32	9,080	9,127
[8]	Goldman Sachs Group Inc.	1.000%	3/18/33	1,300	1,472
	Goldman Sachs Group Inc.	4.017%	10/31/38	139,440	159,466
	Goldman Sachs Group Inc.	4.411%	4/23/39	43,422	52,103
	Goldman Sachs Group Inc.	6.250%	2/1/41	12,170	17,845
	Goldman Sachs Group Inc.	3.210%	4/22/42	32,300	33,478
	Goldman Sachs Group Inc.	2.908%	7/21/42	20,480	20,401
	Goldman Sachs Group Inc.	4.800%	7/8/44	8,000	10,237
	Goldman Sachs Group Inc.	4.750%	10/21/45	864	1,130
	Hartford Financial Services Group Inc.	2.900%	9/15/51	4,500	4,460
[8]	Helvetia Europe SA	2.750%	9/30/41	1,100	1,372
[7]	HSBC Holdings plc	3.000%	5/29/30	1,900	2,720
	HSBC Holdings plc	7.625%	5/17/32	15,263	21,145
	HSBC Holdings plc	2.804%	5/24/32	33,660	33,894
	HSBC Holdings plc	6.500%	5/2/36	10,000	13,627
	HSBC Holdings plc	6.500%	9/15/37	25,523	35,318
	HSBC Holdings plc	6.800%	6/1/38	48,749	69,828
[7]	HSBC Holdings plc	6.000%	3/29/40	100	190
	HSBC Holdings plc	6.100%	1/14/42	7,695	11,074
	HSBC Holdings plc	5.250%	3/14/44	1,200	1,555
	Intercontinental Exchange Inc.	2.650%	9/15/40	1,760	1,694
	Intercontinental Exchange Inc.	4.250%	9/21/48	7,225	8,703
	Intercontinental Exchange Inc.	3.000%	9/15/60	880	855
[7]	Intesa Sanpaolo SpA	2.500%	1/15/30	700	967
	Invesco Finance plc	5.375%	11/30/43	3,113	4,118

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	JAB Holdings BV	2.250%	12/19/39	1,000	1,208
[5]	Jackson National Life Insurance Co.	8.150%	3/15/27	189	245
	JPMorgan Chase & Co.	6.400%	5/15/38	44,499	64,584
	JPMorgan Chase & Co.	3.882%	7/24/38	67,662	76,982
	JPMorgan Chase & Co.	5.500%	10/15/40	29,390	39,871
	JPMorgan Chase & Co.	3.109%	4/22/41	16,600	17,191
	JPMorgan Chase & Co.	5.600%	7/15/41	11,247	15,538
	JPMorgan Chase & Co.	3.157%	4/22/42	44,200	45,947
	JPMorgan Chase & Co.	4.260%	2/22/48	36,921	45,183
	JPMorgan Chase & Co.	4.032%	7/24/48	32,890	39,005
	JPMorgan Chase & Co.	3.964%	11/15/48	97,835	115,130
	JPMorgan Chase & Co.	3.897%	1/23/49	47,355	55,195
	JPMorgan Chase & Co.	3.109%	4/22/51	19,160	19,852
	JPMorgan Chase & Co.	3.328%	4/22/52	54,660	58,991
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	5.250%	10/1/25	35	35
[5]	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.	4.750%	6/15/29	300	303
[5]	LSEGA Financing plc	3.200%	4/6/41	24,545	25,404
	Markel Corp.	3.450%	5/7/52	3,490	3,684
	Marsh & McLennan Cos. Inc.	4.350%	1/30/47	18,170	22,874
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	14,845	20,273
[5]	Massachusetts Mutual Life Insurance Co.	3.375%	4/15/50	7,366	7,919
[5]	Massachusetts Mutual Life Insurance Co.	3.729%	10/15/70	15,356	17,078
	MetLife Inc.	4.125%	8/13/42	56,081	66,553
	MetLife Inc.	4.875%	11/13/43	10,000	13,085
	MetLife Inc.	4.050%	3/1/45	5,236	6,311
[5]	Midcap Financial Issuer Trust	5.625%	1/15/30	177	174
	Morgan Stanley	3.622%	4/1/31	15,000	16,373
	Morgan Stanley	7.250%	4/1/32	6,870	9,892
	Morgan Stanley	2.239%	7/21/32	35,310	34,474
	Morgan Stanley	2.511%	10/20/32	8,200	8,184
	Morgan Stanley	3.971%	7/22/38	103,500	118,605
	Morgan Stanley	4.457%	4/22/39	6,850	8,286
	Morgan Stanley	3.217%	4/22/42	23,020	24,280
	Morgan Stanley	6.375%	7/24/42	33,160	50,769
	Morgan Stanley	4.300%	1/27/45	30,041	37,195
	Morgan Stanley	4.375%	1/22/47	44,780	56,578
	Morgan Stanley	5.597%	3/24/51	750	1,135
	Morgan Stanley	2.802%	1/25/52	2,725	2,695
	Nasdaq Inc.	2.500%	12/21/40	6,042	5,597
[5]	Nationwide Mutual Insurance Co.	9.375%	8/15/39	24,046	41,726
[5]	Nationwide Mutual Insurance Co.	4.950%	4/22/44	13,215	15,865
[5]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	16,290	18,972
[5]	New York Life Insurance Co.	5.875%	5/15/33	36,125	47,298
[5]	New York Life Insurance Co.	3.750%	5/15/50	3,130	3,583
[5]	Nippon Life Insurance Co.	3.400%	1/23/50	1,400	1,443
[5]	Nippon Life Insurance Co.	2.750%	1/21/51	2,640	2,571
[5]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	8,944	10,321
[5]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	33,074	36,828
	Old Republic International Corp.	3.850%	6/11/51	2,580	2,834
[5]	OneAmerica Financial Partners Inc.	4.250%	10/15/50	2,030	2,208
	OneMain Finance Corp.	3.875%	9/15/28	175	171
[7]	Pension Insurance Corp. plc	4.625%	5/7/31	860	1,301
	Progressive Corp.	4.125%	4/15/47	3,420	4,214
	Progressive Corp.	3.950%	3/26/50	10,525	12,849
	Prudential Financial Inc.	3.000%	3/10/40	3,250	3,338
	Prudential Financial Inc.	4.600%	5/15/44	1,139	1,438

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Prudential Financial Inc.	5.375%	5/15/45	128	139
	Prudential Financial Inc.	3.905%	12/7/47	1,420	1,671
	Prudential Financial Inc.	4.418%	3/27/48	390	495
	Prudential Financial Inc.	3.935%	12/7/49	1,560	1,860
	Prudential Financial Inc.	4.350%	2/25/50	1,548	1,973
	Prudential Financial Inc.	3.700%	3/13/51	5,484	6,357
	Raymond James Financial Inc.	3.750%	4/1/51	2,000	2,289
[5]	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc.	4.000%	10/15/33	115	113
[5]	Securian Financial Group Inc.	4.800%	4/15/48	4,146	5,123
	Sumitomo Mitsui Financial Group Inc.	2.930%	9/17/41	2,300	2,253
[5]	Temasek Financial I Ltd.	2.750%	8/2/61	51,455	52,913
	Travelers Cos. Inc.	4.600%	8/1/43	1,100	1,420
	Travelers Cos. Inc.	3.750%	5/15/46	2,954	3,462
	Travelers Cos. Inc.	4.000%	5/30/47	2,600	3,168
	Travelers Cos. Inc.	4.100%	3/4/49	15,000	18,800
	Travelers Cos. Inc.	3.050%	6/8/51	40,465	43,060
	US Bancorp	2.491%	11/3/36	2,000	1,993
	W R Berkley Corp.	3.150%	9/30/61	1,600	1,563
	Wachovia Corp.	5.500%	8/1/35	2,322	2,980
	Wells Fargo & Co.	3.068%	4/30/41	25,375	25,963
	Wells Fargo & Co.	5.375%	11/2/43	55,167	73,632
	Wells Fargo & Co.	5.606%	1/15/44	115,765	158,390
	Wells Fargo & Co.	4.650%	11/4/44	2,957	3,651
	Wells Fargo & Co.	3.900%	5/1/45	3,837	4,489
	Wells Fargo & Co.	4.900%	11/17/45	18,930	24,233
	Wells Fargo & Co.	4.400%	6/14/46	33,292	40,302
	Wells Fargo & Co.	4.750%	12/7/46	43,559	55,230
	Wells Fargo & Co.	5.013%	4/4/51	58,935	81,403
	Wells Fargo Bank NA	6.600%	1/15/38	500	730
	Westpac Banking Corp.	2.963%	11/16/40	3,580	3,567
[8]	Zurich Finance Ireland Designated Activity Co.	1.625%	6/17/39	1,170	1,479
					3,616,156
Health Care (10.6%)
	Abbott Laboratories	4.750%	11/30/36	16,130	20,630
	Abbott Laboratories	4.900%	11/30/46	76,140	105,796
	AbbVie Inc.	4.050%	11/21/39	3,000	3,440
	AbbVie Inc.	4.875%	11/14/48	514	671
	Advocate Health & Hospitals Corp.	4.272%	8/15/48	6,315	8,104
	Advocate Health & Hospitals Corp.	3.387%	10/15/49	15,205	17,171
[3]	Allina Health System	3.887%	4/15/49	3,569	4,240
	AmerisourceBergen Corp.	4.300%	12/15/47	1,900	2,243
	Amgen Inc.	3.150%	2/21/40	1,250	1,279
	Amgen Inc.	3.375%	2/21/50	125	131
	Ascension Health	3.106%	11/15/39	3,000	3,232
	AstraZeneca plc	4.375%	11/16/45	4,000	5,157
	AstraZeneca plc	2.125%	8/6/50	2,000	1,782
	AstraZeneca plc	3.000%	5/28/51	30,190	31,929
[5]	Avantor Funding Inc.	3.875%	11/1/29	395	396
	Baptist Health South Florida Obligated Group	3.115%	11/15/71	2,200	2,202
	Baptist Healthcare System Obligated Group	3.540%	8/15/50	1,400	1,536
[5]	Bausch Health Cos. Inc.	6.125%	4/15/25	69	70
[5]	Bausch Health Cos. Inc.	5.500%	11/1/25	50	51
[5]	Bausch Health Cos. Inc.	5.750%	8/15/27	85	89
[5]	Bausch Health Cos. Inc.	7.000%	1/15/28	156	158
[5]	Bausch Health Cos. Inc.	4.875%	6/1/28	150	154
[5]	Bausch Health Cos. Inc.	5.250%	2/15/31	100	90
	Baylor Scott & White Holdings	2.839%	11/15/50	8,710	8,891

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Scientific Corp.	4.700%	3/1/49	1,414	1,825
	Bristol-Myers Squibb Co.	4.125%	6/15/39	48,137	57,540
	Bristol-Myers Squibb Co.	2.350%	11/13/40	28,285	26,888
	Bristol-Myers Squibb Co.	4.500%	3/1/44	3,250	4,090
	Bristol-Myers Squibb Co.	4.350%	11/15/47	5,000	6,325
	Bristol-Myers Squibb Co.	4.550%	2/20/48	1,000	1,304
	Bristol-Myers Squibb Co.	4.250%	10/26/49	115,795	145,656
	Bristol-Myers Squibb Co.	2.550%	11/13/50	20,580	19,659
	Centene Corp.	2.450%	7/15/28	565	564
	Centene Corp.	3.000%	10/15/30	135	137
	Children's Health System of Texas	2.511%	8/15/50	2,500	2,363
	Children's Hospital of Philadelphia	2.704%	7/1/50	1,250	1,248
	City of Hope	5.623%	11/15/43	1,944	2,748
	City of Hope	4.378%	8/15/48	1,671	2,123
[3]	CommonSpirit Health	4.350%	11/1/42	16,260	18,631
	CVS Health Corp.	4.780%	3/25/38	3,057	3,744
	CVS Health Corp.	4.125%	4/1/40	2,000	2,295
	CVS Health Corp.	2.700%	8/21/40	2,100	2,014
	CVS Health Corp.	5.050%	3/25/48	1,000	1,315
	Dignity Health	4.500%	11/1/42	1,041	1,228
	Dignity Health	5.267%	11/1/64	758	1,059
	Eli Lilly & Co.	3.950%	3/15/49	5,625	6,972
	Eli Lilly & Co.	2.250%	5/15/50	32,835	30,396
	Eli Lilly & Co.	2.500%	9/15/60	19,075	18,010
	Encompass Health Corp.	4.500%	2/1/28	184	188
	Gilead Sciences Inc.	4.800%	4/1/44	10,390	13,114
	Gilead Sciences Inc.	4.500%	2/1/45	36,730	45,283
	Gilead Sciences Inc.	4.150%	3/1/47	18,230	21,633
	GlaxoSmithKline Capital Inc.	6.375%	5/15/38	37,532	55,638
	GlaxoSmithKline Capital Inc.	4.200%	3/18/43	2,000	2,454
	Hackensack Meridian Health Inc.	2.875%	9/1/50	1,250	1,259
	HCA Inc.	5.375%	2/1/25	255	284
	HCA Inc.	5.500%	6/15/47	2,000	2,639
[5]	Hill-Rom Holdings Inc.	4.375%	9/15/27	664	691
	Johnson & Johnson	3.550%	3/1/36	47,310	54,268
	Johnson & Johnson	3.625%	3/3/37	53,652	62,293
	Johnson & Johnson	3.400%	1/15/38	43,125	48,802
	Johnson & Johnson	2.100%	9/1/40	3,250	3,084
	Johnson & Johnson	3.700%	3/1/46	26,329	31,558
	Johnson & Johnson	3.750%	3/3/47	22,355	27,096
	Johnson & Johnson	2.450%	9/1/60	19,215	18,525
	Kaiser Foundation Hospitals	2.810%	6/1/41	21,395	21,668
	Kaiser Foundation Hospitals	4.875%	4/1/42	15,390	20,498
	Kaiser Foundation Hospitals	4.150%	5/1/47	17,944	22,290
	Kaiser Foundation Hospitals	3.266%	11/1/49	1,171	1,276
	Kaiser Foundation Hospitals	3.002%	6/1/51	27,655	28,722
	Mass General Brigham Inc.	3.192%	7/1/49	9,050	9,932
	Mass General Brigham Inc.	3.342%	7/1/60	34,775	38,172
	Mayo Clinic	3.774%	11/15/43	11,795	13,958
	Mayo Clinic	3.196%	11/15/61	23,785	25,823
[6,9,10,11]	Medline Industries Inc. Bank Loan	—%	10/23/28	215	215
[8]	Medtronic Global Holdings SCA	1.375%	10/15/40	700	821
	Medtronic Inc.	4.375%	3/15/35	7,878	9,659
	Medtronic Inc.	4.625%	3/15/45	14,809	19,734
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	2,000	2,542
	Merck & Co. Inc.	3.900%	3/7/39	2,000	2,341
	Merck & Co. Inc.	3.700%	2/10/45	75,455	87,552
	Merck & Co. Inc.	4.000%	3/7/49	16,729	20,634

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Mount Sinai Hospitals Group Inc.	3.391%	7/1/50	2,000	2,110
	New York and Presbyterian Hospital	2.256%	8/1/40	4,077	3,848
	New York and Presbyterian Hospital	4.024%	8/1/45	12,210	15,331
	New York and Presbyterian Hospital	4.063%	8/1/56	3,743	4,864
	New York and Presbyterian Hospital	4.763%	8/1/16	5,250	7,589
	Northwell Healthcare Inc.	4.800%	11/1/42	1,042	1,186
	Northwell Healthcare Inc.	3.979%	11/1/46	1,944	2,230
	Northwell Healthcare Inc.	4.260%	11/1/47	947	1,131
	Northwell Healthcare Inc.	3.809%	11/1/49	3,784	4,252
	Northwestern Memorial Healthcare Obligated Group	2.633%	7/15/51	3,500	3,394
	Novant Health Inc.	2.637%	11/1/36	2,000	2,013
	Novant Health Inc.	3.168%	11/1/51	5,500	5,911
	Novant Health Inc.	3.318%	11/1/61	26,665	29,255
	Novartis Capital Corp.	4.400%	5/6/44	24,840	31,801
	Novartis Capital Corp.	2.750%	8/14/50	6,960	7,122
	NYU Langone Hospitals	4.784%	7/1/44	1,944	2,511
[5]	Option Care Health Inc.	4.375%	10/31/29	170	172
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	4.125%	4/30/28	250	253
[5]	Organon & Co. / Organon Foreign Debt Co.-Issuer BV	5.125%	4/30/31	150	155
[3]	Orlando Health Obligated Group	3.327%	10/1/50	1,350	1,454
	Partners Healthcare System Inc.	3.765%	7/1/48	6,455	7,568
	PeaceHealth Obligated Group	4.787%	11/15/48	6,015	8,210
	Pfizer Inc.	4.100%	9/15/38	34,780	41,652
	Pfizer Inc.	3.900%	3/15/39	34,185	40,193
	Pfizer Inc.	7.200%	3/15/39	34,632	56,027
	Pfizer Inc.	4.300%	6/15/43	7,780	9,628
	Pfizer Inc.	4.400%	5/15/44	8,615	10,851
	Pfizer Inc.	4.125%	12/15/46	21,540	26,811
	Pfizer Inc.	4.200%	9/15/48	24,916	31,568
	Pfizer Inc.	4.000%	3/15/49	16,334	20,165
	Pfizer Inc.	2.700%	5/28/50	5,475	5,531
	Piedmont Healthcare Inc.	2.719%	1/1/42	2,000	1,960
[3]	Providence St. Joseph Health Obligated Group	3.744%	10/1/47	4,605	5,333
	Stanford Health Care	3.310%	8/15/30	2,140	2,319
	Stanford Health Care	3.027%	8/15/51	25,000	26,505
	Sutter Health	3.161%	8/15/40	21,475	22,313
	Sutter Health	3.361%	8/15/50	11,962	12,956
[5]	Tenet Healthcare Corp.	4.625%	9/1/24	20	20
[5]	Tenet Healthcare Corp.	7.500%	4/1/25	15	16
[5]	Tenet Healthcare Corp.	4.875%	1/1/26	192	198
[5]	Tenet Healthcare Corp.	6.250%	2/1/27	90	93
[5]	Tenet Healthcare Corp.	4.250%	6/1/29	278	282
[8]	Thermo Fisher Scientific Finance I BV	1.625%	10/18/41	600	711
	Thermo Fisher Scientific Inc.	2.800%	10/15/41	4,000	4,026
	UnitedHealth Group Inc.	5.800%	3/15/36	34,886	48,078
	UnitedHealth Group Inc.	6.875%	2/15/38	10,130	15,639
	UnitedHealth Group Inc.	3.500%	8/15/39	20,796	23,148
	UnitedHealth Group Inc.	2.750%	5/15/40	10,135	10,179
	UnitedHealth Group Inc.	3.050%	5/15/41	21,325	22,247
	UnitedHealth Group Inc.	4.375%	3/15/42	23,917	29,313
	UnitedHealth Group Inc.	3.950%	10/15/42	1,041	1,222
	UnitedHealth Group Inc.	4.750%	7/15/45	48,920	65,124
	UnitedHealth Group Inc.	4.250%	4/15/47	12,111	15,200
	UnitedHealth Group Inc.	3.750%	10/15/47	25,610	29,683
	UnitedHealth Group Inc.	4.250%	6/15/48	26,467	33,147

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	UnitedHealth Group Inc.	4.450%	12/15/48	2,890	3,732
	UnitedHealth Group Inc.	3.700%	8/15/49	19,722	22,838
	UnitedHealth Group Inc.	2.900%	5/15/50	3,000	3,070
	UnitedHealth Group Inc.	3.250%	5/15/51	30,895	33,496
	UnitedHealth Group Inc.	3.875%	8/15/59	20,185	24,285
[8]	Upjohn Finance BV	1.908%	6/23/32	1,000	1,199
[5]	Viatris Inc.	3.850%	6/22/40	5,600	6,000
	Wyeth LLC	6.500%	2/1/34	1,240	1,772
	Wyeth LLC	5.950%	4/1/37	53,438	75,654
	Yale-New Haven Health Services Corp.	2.496%	7/1/50	1,250	1,189
					2,219,955
Industrials (3.8%)
	3M Co.	3.700%	4/15/50	31,360	37,058
[5]	Air Canada	3.875%	8/15/26	195	198
[5]	Allied Universal Holdco LLC / Allied Universal Finance Corp.	6.000%	6/1/29	25	25
[5]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	35	35
[5]	Allied Universal Holdco LLC / Allied Universal Finance Corp. / Atlas Luxco 4 Sarl	4.625%	6/1/28	55	55
[5]	Allison Transmission Inc.	4.750%	10/1/27	291	302
[5]	Allison Transmission Inc.	3.750%	1/30/31	160	154
[5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.500%	4/20/26	150	157
[3,5]	American Airlines Inc. / AAdvantage Loyalty IP Ltd.	5.750%	4/20/29	730	786
[5]	Aramark Services Inc.	6.375%	5/1/25	80	84
[5]	Aramark Services Inc.	5.000%	2/1/28	434	446
	Boeing Co.	5.705%	5/1/40	1,600	2,058
	Boeing Co.	5.930%	5/1/60	1,000	1,406
	Burlington Northern Santa Fe LLC	7.950%	8/15/30	1,658	2,388
	Burlington Northern Santa Fe LLC	5.750%	5/1/40	15,000	21,045
	Burlington Northern Santa Fe LLC	4.950%	9/15/41	2,000	2,613
	Burlington Northern Santa Fe LLC	4.400%	3/15/42	24,790	30,548
	Burlington Northern Santa Fe LLC	4.375%	9/1/42	41,150	50,726
	Burlington Northern Santa Fe LLC	4.450%	3/15/43	11,200	13,985
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	500	682
	Burlington Northern Santa Fe LLC	4.900%	4/1/44	18,000	23,729
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	43,085	54,646
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	12,335	15,117
	Burlington Northern Santa Fe LLC	3.900%	8/1/46	7,265	8,634
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	11,910	14,666
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,141	3,860
	Burlington Northern Santa Fe LLC	4.150%	12/15/48	18,399	22,918
	Burlington Northern Santa Fe LLC	3.550%	2/15/50	19,445	22,310
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	2,000	2,118
	Burlington Northern Santa Fe LLC	3.300%	9/15/51	17,015	18,868
	Canadian National Railway Co.	3.200%	8/2/46	1,000	1,067
	Canadian National Railway Co.	3.650%	2/3/48	28,169	32,328
	Canadian National Railway Co.	4.450%	1/20/49	11,180	14,471
[5]	Cargo Aircraft Management Inc.	4.750%	2/1/28	190	194
	Carrier Global Corp.	3.377%	4/5/40	2,000	2,090
	Caterpillar Inc.	6.050%	8/15/36	2,968	4,251
	Caterpillar Inc.	3.803%	8/15/42	26,112	30,791
[5]	Clark Equipment Co.	5.875%	6/1/25	90	94
[5]	Clean Harbors Inc.	4.875%	7/15/27	237	247
	Cummins Inc.	2.600%	9/1/50	2,000	1,923
	Delta Air Lines Inc.	2.900%	10/28/24	70	71

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	Delta Air Lines Inc.	7.000%	5/1/25	330	386
	Delta Air Lines Inc.	3.750%	10/28/29	160	162
[5]	Empresa de los Ferrocarriles del Estado	3.830%	9/14/61	3,240	3,127
[5]	First Student Bidco Inc. / First Transit Parent Inc.	4.000%	7/31/29	235	231
[7]	Gatwick Funding Ltd.	2.500%	4/15/32	500	675
	General Dynamics Corp.	4.250%	4/1/40	6,325	7,717
	General Dynamics Corp.	4.250%	4/1/50	701	911
	General Electric Co.	4.250%	5/1/40	1,000	1,195
	General Electric Co.	4.350%	5/1/50	1,335	1,700
[5]	H&E Equipment Services Inc.	3.875%	12/15/28	145	145
	Honeywell International Inc.	5.700%	3/15/36	10,300	14,040
	Honeywell International Inc.	5.700%	3/15/37	6,250	8,663
[3]	JetBlue Class AA Series 2019-1 Pass Through Trust	2.750%	11/15/33	1,343	1,372
	Lockheed Martin Corp.	3.600%	3/1/35	2,000	2,250
	Lockheed Martin Corp.	4.500%	5/15/36	17,189	21,113
	Lockheed Martin Corp.	4.070%	12/15/42	4,784	5,724
	Lockheed Martin Corp.	3.800%	3/1/45	8,572	10,086
	Lockheed Martin Corp.	4.700%	5/15/46	1,844	2,441
	Lockheed Martin Corp.	2.800%	6/15/50	29,945	30,448
	Lockheed Martin Corp.	4.090%	9/15/52	37,742	47,458
[5]	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd.	6.500%	6/20/27	407	443
[5]	Mueller Water Products Inc.	4.000%	6/15/29	70	71
	Northrop Grumman Corp.	5.250%	5/1/50	700	997
	Raytheon Technologies Corp.	6.125%	7/15/38	7,535	10,680
	Raytheon Technologies Corp.	5.700%	4/15/40	1,000	1,386
	Raytheon Technologies Corp.	4.700%	12/15/41	29,685	37,282
	Raytheon Technologies Corp.	4.200%	12/15/44	1,000	1,146
	Raytheon Technologies Corp.	4.050%	5/4/47	4,000	4,751
	Raytheon Technologies Corp.	3.125%	7/1/50	2,000	2,082
	Rockwell Automation Inc.	2.800%	8/15/61	17,445	17,340
[5]	Roller Bearing Co. of America Inc.	4.375%	10/15/29	115	117
[5]	Rolls-Royce plc	5.750%	10/15/27	900	999
	Stanley Black & Decker Inc.	4.850%	11/15/48	32,025	43,311
	Stanley Black & Decker Inc.	2.750%	11/15/50	2,030	1,996
[5]	TransDigm Inc.	8.000%	12/15/25	55	59
[5]	TransDigm Inc.	6.250%	3/15/26	574	600
	TransDigm Inc.	5.500%	11/15/27	160	164
	TransDigm Inc.	4.875%	5/1/29	300	301
	Union Pacific Corp.	2.891%	4/6/36	4,500	4,688
	Union Pacific Corp.	2.950%	3/10/52	44,970	46,188
	Union Pacific Corp.	3.875%	2/1/55	3,750	4,427
	Union Pacific Corp.	3.550%	5/20/61	3,660	4,106
[3]	United Airlines Class AA Series 2019-2 Pass Through Trust	2.700%	11/1/33	1,868	1,880
[5]	United Airlines Inc.	4.375%	4/15/26	405	419
[5]	United Airlines Inc.	4.625%	4/15/29	300	309
	United Parcel Service Inc.	6.200%	1/15/38	2,311	3,386
	United Parcel Service Inc.	4.250%	3/15/49	2,000	2,577
	United Parcel Service Inc.	3.400%	9/1/49	3,837	4,379
	United Parcel Service Inc.	5.300%	4/1/50	2,205	3,278
[5]	Vertiv Group Corp.	4.125%	11/15/28	125	125
[5]	Wabash National Corp.	4.500%	10/15/28	170	165
[5]	WESCO Distribution Inc.	7.250%	6/15/28	260	287
					798,927
Materials (0.6%)
	Air Products and Chemicals Inc.	2.700%	5/15/40	2,995	3,043

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Allegheny Technologies Inc.	4.875%	10/1/29	55	55
	Allegheny Technologies Inc.	5.125%	10/1/31	60	60
[5]	Arconic Corp.	6.000%	5/15/25	45	47
[5]	Arconic Corp.	6.125%	2/15/28	95	100
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	5.250%	4/30/25	102	106
[5]	Ardagh Packaging Finance plc / Ardagh Holdings USA Inc.	4.125%	8/15/26	130	133
[5]	Axalta Coating Systems LLC / Axalta Coating Systems Dutch Holding B BV	4.750%	6/15/27	75	77
	Ball Corp.	2.875%	8/15/30	60	58
[5]	Berry Global Inc.	4.875%	7/15/26	236	247
[5]	Berry Global Inc.	5.625%	7/15/27	290	304
	BHP Billiton Finance USA Ltd.	4.125%	2/24/42	17,947	21,361
	BHP Billiton Finance USA Ltd.	5.000%	9/30/43	4,310	5,736
[5]	Big River Steel LLC / BRS Finance Corp.	6.625%	1/31/29	160	174
[5]	Canpack SA / Canpack US LLC	3.875%	11/15/29	495	492
[5]	Chemours Co.	4.625%	11/15/29	235	226
[5]	Cleveland-Cliffs Inc.	4.875%	3/1/31	290	302
[5]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	18,535	18,874
[8]	Dow Chemical Co.	1.125%	3/15/32	1,500	1,733
	Ecolab Inc.	3.950%	12/1/47	1,858	2,265
	Ecolab Inc.	2.125%	8/15/50	1,000	905
[5]	Element Solutions Inc.	3.875%	9/1/28	255	255
[5]	FMG Resources August 2006 Pty Ltd.	4.500%	9/15/27	30	31
	Freeport-McMoRan Inc.	4.125%	3/1/28	555	574
	Freeport-McMoRan Inc.	4.375%	8/1/28	275	286
	Freeport-McMoRan Inc.	4.250%	3/1/30	115	121
	Freeport-McMoRan Inc.	4.625%	8/1/30	265	287
	Freeport-McMoRan Inc.	5.450%	3/15/43	65	82
[8]	Glencore Capital Finance DAC	1.250%	3/1/33	700	772
[5]	Graphic Packaging International LLC	3.500%	3/15/28	85	86
[5]	Graphic Packaging International LLC	3.500%	3/1/29	58	58
[5]	Hudbay Minerals Inc.	4.500%	4/1/26	305	304
[5]	INEOS Quattro Finance 2 plc	3.375%	1/15/26	60	60
[5]	Ingevity Corp.	3.875%	11/1/28	80	79
[5]	Kraton Polymers LLC / Kraton Polymers Capital Corp.	4.250%	12/15/25	60	62
	Linde Inc.	3.550%	11/7/42	1,799	2,042
[5]	OCI NV	5.250%	11/1/24	144	148
[5]	OCI NV	4.625%	10/15/25	45	47
[5]	Pactiv Evergreen Group Issuer Inc. / Pactiv Evergreen Group Issuer LLC / Reynolds Group	4.000%	10/15/27	205	201
	Rio Tinto Finance USA Ltd.	2.750%	11/2/51	28,105	27,964
	Rio Tinto Finance USA plc	4.125%	8/21/42	29,895	36,029
[5]	SPCM SA	3.125%	3/15/27	45	45
[5]	Unifrax Escrow Issuer Corp.	5.250%	9/30/28	175	175
	United States Steel Corp.	6.875%	3/1/29	245	262
	Westlake Chemical Corp.	3.125%	8/15/51	1,500	1,449
					127,717
Real Estate (0.4%)
	Agree LP	2.600%	6/15/33	1,760	1,738
	Alexandria Real Estate Equities Inc.	1.875%	2/1/33	1,535	1,437
	Alexandria Real Estate Equities Inc.	4.850%	4/15/49	750	986
	Alexandria Real Estate Equities Inc.	4.000%	2/1/50	1,937	2,275
	Alexandria Real Estate Equities Inc.	3.000%	5/18/51	3,520	3,516
	American Homes 4 Rent LP	3.375%	7/15/51	1,925	1,979
	American Tower Corp.	3.700%	10/15/49	5,000	5,463

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Boston Properties LP	2.450%	10/1/33	1,650	1,598
	Crown Castle International Corp.	4.150%	7/1/50	2,850	3,294
[5]	CTR Partnership LP / CareTrust Capital Corp.	3.875%	6/30/28	129	131
[8]	Digital Dutch Finco BV	1.000%	1/15/32	1,000	1,116
	ERP Operating LP	4.500%	7/1/44	289	363
	Essex Portfolio LP	4.500%	3/15/48	1,700	2,116
[5]	HAT Holdings I LLC / HAT Holdings II LLC	3.375%	6/15/26	150	150
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	5.625%	5/1/24	112	122
[5]	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.625%	6/15/25	247	266
	MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer Inc.	4.500%	9/1/26	152	165
	Mid-America Apartments LP	2.875%	9/15/51	2,250	2,216
	National Retail Properties Inc.	4.800%	10/15/48	500	638
	National Retail Properties Inc.	3.100%	4/15/50	3,400	3,380
	National Retail Properties Inc.	3.500%	4/15/51	3,330	3,542
[5]	Ontario Teachers' Cadillac Fairview Properties Trust	4.125%	2/1/29	3,000	3,371
[8]	Prologis International Funding II SA	1.625%	6/17/32	838	1,016
[5]	Realogy Group LLC / Realogy Co-issuer Corp.	7.625%	6/15/25	30	32
[5]	Sba Communications Corp.	3.125%	2/1/29	195	187
[8]	Simon International Finance SCA	1.125%	3/19/33	1,600	1,822
	Simon Property Group LP	4.250%	10/1/44	715	834
	Simon Property Group LP	3.250%	9/13/49	39,300	40,716
	Simon Property Group LP	3.800%	7/15/50	7,500	8,493
[5]	Uniti Group LP / Uniti Fiber Holdings Inc. / CSL Capital LLC	7.875%	2/15/25	80	84
[5]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	4.750%	4/15/28	125	126
[5]	Uniti Group LP / Uniti Group Finance Inc. / CSL Capital LLC	6.500%	2/15/29	195	197
[8]	Vonovia Finance BV	1.625%	10/7/39	1,100	1,283
[8]	Vonovia SE	1.500%	6/14/41	200	227
					94,879
Technology (10.4%)
	Apple Inc.	2.375%	2/8/41	28,015	27,188
	Apple Inc.	3.850%	5/4/43	63,204	74,684
	Apple Inc.	3.450%	2/9/45	45,360	50,949
	Apple Inc.	4.375%	5/13/45	47,166	60,307
	Apple Inc.	4.650%	2/23/46	40,667	53,838
	Apple Inc.	3.850%	8/4/46	40,245	47,838
	Apple Inc.	4.250%	2/9/47	39,099	49,367
	Apple Inc.	3.750%	11/13/47	24,095	28,361
	Apple Inc.	2.950%	9/11/49	34,025	35,351
	Apple Inc.	2.650%	2/8/51	60,650	59,951
	Apple Inc.	2.700%	8/5/51	63,425	63,195
	Apple Inc.	2.550%	8/20/60	22,640	21,234
	Apple Inc.	2.850%	8/5/61	1,600	1,601
	Applied Materials Inc.	5.100%	10/1/35	95	123
	Applied Materials Inc.	4.350%	4/1/47	1,775	2,276
	CDW LLC / CDW Finance Corp.	4.125%	5/1/25	95	98
	Cisco Systems Inc.	5.900%	2/15/39	23,465	33,966
	Cisco Systems Inc.	5.500%	1/15/40	15,202	21,349
[5]	Clarivate Science Holdings Corp.	3.875%	7/1/28	150	148
[5]	Clarivate Science Holdings Corp.	4.875%	7/1/29	230	229
[5]	CommScope Inc.	6.000%	3/1/26	65	67
[5]	CommScope Inc.	8.250%	3/1/27	120	122

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[5]	CommScope Inc.	7.125%	7/1/28	191	188
[5]	CommScope Inc.	4.750%	9/1/29	160	157
	Dell International LLC / EMC Corp.	8.100%	7/15/36	4,000	6,058
	Dell International LLC / EMC Corp.	8.350%	7/15/46	1,000	1,667
[5]	Entegris Inc.	3.625%	5/1/29	140	141
[8]	Fidelity National Information Services Inc.	2.000%	5/21/30	1,100	1,380
	Intel Corp.	2.800%	8/12/41	19,780	19,726
	Intel Corp.	4.100%	5/19/46	19,202	22,872
	Intel Corp.	4.100%	5/11/47	40,350	48,272
	Intel Corp.	3.734%	12/8/47	56,122	63,370
	Intel Corp.	3.250%	11/15/49	52,600	55,490
	Intel Corp.	4.750%	3/25/50	3,500	4,652
	Intel Corp.	3.050%	8/12/51	17,768	18,098
	Intel Corp.	3.100%	2/15/60	24,740	24,874
	Intel Corp.	3.200%	8/12/61	3,400	3,475
	International Business Machines Corp.	4.150%	5/15/39	51,745	60,566
	International Business Machines Corp.	2.850%	5/15/40	8,230	8,175
	International Business Machines Corp.	4.000%	6/20/42	10,633	12,266
	International Business Machines Corp.	4.250%	5/15/49	40,715	49,825
[5]	Kyndryl Holdings Inc.	4.100%	10/15/41	22,440	22,279
	Lam Research Corp.	2.875%	6/15/50	6,795	6,932
	Mastercard Inc.	3.950%	2/26/48	25,075	30,638
	Mastercard Inc.	3.650%	6/1/49	2,422	2,833
	Mastercard Inc.	3.850%	3/26/50	12,150	14,714
	Mastercard Inc.	2.950%	3/15/51	10,865	11,495
	Microsoft Corp.	3.500%	2/12/35	10,553	12,089
	Microsoft Corp.	2.525%	6/1/50	230,789	227,529
	Microsoft Corp.	2.921%	3/17/52	134,575	142,741
	Microsoft Corp.	2.675%	6/1/60	66,699	66,747
	Microsoft Corp.	3.041%	3/17/62	49,409	53,355
[5]	MSCI Inc.	3.625%	9/1/30	125	128
[5]	MSCI Inc.	3.625%	11/1/31	225	232
[5]	MSCI Inc.	3.250%	8/15/33	120	120
[5]	Nielsen Finance LLC / Nielsen Finance Co.	5.625%	10/1/28	165	172
	NVIDIA Corp.	3.500%	4/1/40	24,525	27,424
	NVIDIA Corp.	3.500%	4/1/50	22,660	25,903
	NVIDIA Corp.	3.700%	4/1/60	13,840	16,424
	Oracle Corp.	4.300%	7/8/34	4,000	4,518
	Oracle Corp.	6.500%	4/15/38	42,605	59,537
	Oracle Corp.	3.600%	4/1/40	1,000	1,040
	Oracle Corp.	5.375%	7/15/40	27,740	35,028
	Oracle Corp.	3.650%	3/25/41	1,225	1,284
	Oracle Corp.	4.125%	5/15/45	24,805	27,229
	Oracle Corp.	4.000%	7/15/46	32,790	35,410
	Oracle Corp.	4.375%	5/15/55	17,000	19,438
	QUALCOMM Inc.	4.800%	5/20/45	12,300	16,395
	QUALCOMM Inc.	4.300%	5/20/47	45,130	56,941
	S&P Global Inc.	3.250%	12/1/49	2,000	2,189
[5]	Sabre GLBL Inc.	9.250%	4/15/25	75	87
[5]	Sabre GLBL Inc.	7.375%	9/1/25	94	100
	salesforce.com Inc.	2.700%	7/15/41	13,600	13,647
	salesforce.com Inc.	2.900%	7/15/51	35,720	36,724
	salesforce.com Inc.	3.050%	7/15/61	24,175	25,233
[5]	Seagate HDD Cayman	3.125%	7/15/29	70	67
[5]	Square Inc.	2.750%	6/1/26	85	86
[5]	SS&C Technologies Inc.	5.500%	9/30/27	505	532
	Texas Instruments Inc.	3.875%	3/15/39	5,056	5,985
	Texas Instruments Inc.	2.700%	9/15/51	4,400	4,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Visa Inc.	4.150%	12/14/35	20,145	24,157
	Visa Inc.	2.700%	4/15/40	5,500	5,646
	Visa Inc.	4.300%	12/14/45	35,196	45,053
	Visa Inc.	3.650%	9/15/47	37,123	43,671
	Visa Inc.	2.000%	8/15/50	23,570	21,062
	Western Digital Corp.	4.750%	2/15/26	279	307
					2,181,086
Utilities (14.2%)
	AEP Texas Inc.	4.150%	5/1/49	947	1,111
	AEP Transmission Co. LLC	4.000%	12/1/46	710	853
	AEP Transmission Co. LLC	3.750%	12/1/47	40,213	46,078
	AEP Transmission Co. LLC	4.250%	9/15/48	5,580	6,962
	Alabama Power Co.	6.000%	3/1/39	7,535	10,610
	Alabama Power Co.	5.500%	3/15/41	26,874	36,152
	Alabama Power Co.	5.200%	6/1/41	14,920	19,345
	Alabama Power Co.	3.850%	12/1/42	1,065	1,215
	Alabama Power Co.	3.750%	3/1/45	23,325	26,640
	Alabama Power Co.	3.450%	10/1/49	1,944	2,152
	Alabama Power Co.	3.125%	7/15/51	2,700	2,857
	Ameren Illinois Co.	3.700%	12/1/47	10,000	11,639
	Ameren Illinois Co.	4.500%	3/15/49	26,150	34,440
	Ameren Illinois Co.	2.900%	6/15/51	3,000	3,105
	American Water Capital Corp.	3.450%	5/1/50	10,630	11,589
	Appalachian Power Co.	6.700%	8/15/37	32,970	46,466
	Appalachian Power Co.	4.400%	5/15/44	1,995	2,353
	Appalachian Power Co.	4.500%	3/1/49	2,070	2,578
	Appalachian Power Co.	3.700%	5/1/50	3,760	4,177
[8]	APT Pipelines Ltd.	1.250%	3/15/33	500	565
	Atmos Energy Corp.	4.150%	1/15/43	1,420	1,652
	Atmos Energy Corp.	3.375%	9/15/49	2,890	3,108
	Baltimore Gas and Electric Co.	6.350%	10/1/36	1,165	1,648
	Baltimore Gas and Electric Co.	4.250%	9/15/48	26,475	32,956
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	11,612	15,951
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	2,890	3,942
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	25,000	32,791
	Berkshire Hathaway Energy Co.	4.500%	2/1/45	43,625	53,899
	Berkshire Hathaway Energy Co.	4.450%	1/15/49	5,000	6,301
	Berkshire Hathaway Energy Co.	2.850%	5/15/51	2,730	2,677
[5]	Brooklyn Union Gas Co.	4.487%	3/4/49	35,000	41,689
[7]	Cadent Finance plc	3.125%	3/21/40	1,000	1,490
[5]	Calpine Corp.	4.500%	2/15/28	70	71
[5]	Calpine Corp.	5.125%	3/15/28	295	294
	CenterPoint Energy Houston Electric LLC	2.900%	7/1/50	3,400	3,520
	CenterPoint Energy Houston Electric LLC	3.350%	4/1/51	1,330	1,488
	Comision Federal de Electricidad	3.348%	2/9/31	1,510	1,460
[5]	Comision Federal de Electricidad	3.875%	7/26/33	570	549
	Comision Federal de Electricidad	3.875%	7/26/33	1,110	1,071
[5]	Comision Federal de Electricidad	4.677%	2/9/51	475	442
	Commonwealth Edison Co.	5.900%	3/15/36	2,370	3,310
	Commonwealth Edison Co.	3.800%	10/1/42	20,733	23,692
	Commonwealth Edison Co.	4.600%	8/15/43	15,205	19,218
	Commonwealth Edison Co.	4.700%	1/15/44	15,891	20,383
	Commonwealth Edison Co.	3.700%	3/1/45	17,765	20,360
	Commonwealth Edison Co.	4.350%	11/15/45	11,060	13,776
	Commonwealth Edison Co.	3.650%	6/15/46	11,552	13,199
	Commonwealth Edison Co.	4.000%	3/1/48	8,765	10,527
	Commonwealth Edison Co.	4.000%	3/1/49	13,485	16,258
	Commonwealth Edison Co.	3.125%	3/15/51	2,060	2,184

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Commonwealth Edison Co.	2.750%	9/1/51	1,500	1,483
Connecticut Light and Power Co.	6.350%	6/1/36	14,382	20,116
Connecticut Light and Power Co.	4.300%	4/15/44	1,390	1,710
Connecticut Light and Power Co.	4.150%	6/1/45	17,480	21,598
Consolidated Edison Co of New York Inc.	3.600%	6/15/61	3,275	3,543
Consolidated Edison Co. of New York Inc.	5.100%	6/15/33	691	837
Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,947	13,179
Consolidated Edison Co. of New York Inc.	6.200%	6/15/36	10,637	14,620
Consolidated Edison Co. of New York Inc.	6.750%	4/1/38	9,600	14,128
Consolidated Edison Co. of New York Inc.	5.500%	12/1/39	8,668	11,470
Consolidated Edison Co. of New York Inc.	5.700%	6/15/40	2,947	4,013
Consolidated Edison Co. of New York Inc.	4.200%	3/15/42	10,501	12,132
Consolidated Edison Co. of New York Inc.	3.950%	3/1/43	8,740	9,770
Consolidated Edison Co. of New York Inc.	4.450%	3/15/44	50,016	59,773
Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	5,715	6,967
Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	7,000	7,855
Consolidated Edison Co. of New York Inc.	3.875%	6/15/47	1,000	1,133
Consolidated Edison Co. of New York Inc.	4.650%	12/1/48	4,795	6,080
Consolidated Edison Co. of New York Inc.	4.125%	5/15/49	5,085	6,013
Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,000	1,166
Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	3,699	4,610
Consolidated Edison Co. of New York Inc.	3.000%	12/1/60	18,423	17,808
Consumers Energy Co.	3.250%	8/15/46	1,000	1,076
Consumers Energy Co.	3.750%	2/15/50	1,944	2,281
Consumers Energy Co.	3.100%	8/15/50	31,227	33,418
Consumers Energy Co.	2.650%	8/15/52	19,565	19,244
Consumers Energy Co.	2.500%	5/1/60	20,740	18,951
Dominion Energy South Carolina Inc.	6.050%	1/15/38	11,775	16,640
Dominion Energy South Carolina Inc.	5.450%	2/1/41	3,000	4,100
Dominion Energy South Carolina Inc.	4.600%	6/15/43	2,340	2,936
DTE Electric Co.	4.300%	7/1/44	1,220	1,498
DTE Electric Co.	3.700%	3/15/45	2,910	3,337
DTE Electric Co.	4.050%	5/15/48	947	1,156
DTE Electric Co.	2.950%	3/1/50	2,235	2,309
DTE Electric Co.	3.250%	4/1/51	2,000	2,204
Duke Energy Carolinas LLC	6.100%	6/1/37	23,230	31,782
Duke Energy Carolinas LLC	5.300%	2/15/40	8,910	11,834
Duke Energy Carolinas LLC	4.250%	12/15/41	16,300	19,439
Duke Energy Carolinas LLC	4.000%	9/30/42	42,092	48,533
Duke Energy Carolinas LLC	3.750%	6/1/45	1,643	1,864
Duke Energy Carolinas LLC	3.700%	12/1/47	1,500	1,701
Duke Energy Carolinas LLC	3.200%	8/15/49	10,922	11,584
Duke Energy Carolinas LLC	3.450%	4/15/51	13,045	14,449
Duke Energy Florida LLC	6.350%	9/15/37	758	1,101
Duke Energy Florida LLC	5.650%	4/1/40	1,200	1,651
Duke Energy Florida LLC	3.400%	10/1/46	2,000	2,176
Duke Energy Florida LLC	4.200%	7/15/48	1,000	1,229
Duke Energy Indiana LLC	6.120%	10/15/35	1,000	1,347
Duke Energy Indiana LLC	6.350%	8/15/38	775	1,113
Duke Energy Indiana LLC	6.450%	4/1/39	10,411	15,087
Duke Energy Indiana LLC	4.200%	3/15/42	12,700	14,787
Duke Energy Indiana LLC	4.900%	7/15/43	29,514	37,580
Duke Energy Ohio Inc.	3.700%	6/15/46	10,325	11,767
Duke Energy Ohio Inc.	4.300%	2/1/49	1,000	1,243
Duke Energy Progress LLC	4.100%	5/15/42	2,250	2,639
Duke Energy Progress LLC	4.100%	3/15/43	23,186	27,264
Duke Energy Progress LLC	4.150%	12/1/44	29,945	35,632
Duke Energy Progress LLC	4.200%	8/15/45	22,105	26,736

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Duke Energy Progress LLC	3.700%	10/15/46	22,000	25,052
	Duke Energy Progress LLC	2.900%	8/15/51	14,785	14,950
[7]	E.ON International Finance BV	4.750%	1/31/34	1,200	2,071
[7]	E.ON International Finance BV	6.750%	1/27/39	600	1,317
[7]	Enel Finance International NV	5.750%	9/14/40	400	823
	Entergy Arkansas LLC	2.650%	6/15/51	1,665	1,594
	Entergy Louisiana LLC	4.000%	3/15/33	651	745
	Entergy Louisiana LLC	4.950%	1/15/45	1,046	1,131
	Entergy Louisiana LLC	4.200%	9/1/48	1,000	1,228
	Entergy Louisiana LLC	4.200%	4/1/50	1,500	1,841
	Entergy Louisiana LLC	2.900%	3/15/51	2,000	1,999
	Evergy Kansas Central Inc.	4.125%	3/1/42	1,112	1,312
	Evergy Kansas Central Inc.	4.625%	9/1/43	1,231	1,484
	Evergy Kansas Central Inc.	3.250%	9/1/49	8,050	8,534
	Evergy Kansas Central Inc.	3.450%	4/15/50	500	548
	FirstEnergy Corp.	4.400%	7/15/27	255	277
	FirstEnergy Corp.	2.650%	3/1/30	1,105	1,093
	FirstEnergy Corp.	3.400%	3/1/50	75	74
	Florida Power & Light Co.	5.960%	4/1/39	947	1,364
	Florida Power & Light Co.	5.690%	3/1/40	663	940
	Florida Power & Light Co.	5.250%	2/1/41	2,779	3,767
	Florida Power & Light Co.	3.950%	3/1/48	5,859	7,188
	Florida Power & Light Co.	3.990%	3/1/49	2,890	3,584
	Florida Power & Light Co.	3.150%	10/1/49	1,000	1,095
	Georgia Power Co.	4.750%	9/1/40	33,945	41,057
	Georgia Power Co.	4.300%	3/15/42	10,641	12,318
	Georgia Power Co.	3.700%	1/30/50	17,230	18,708
[3]	John Sevier Combined Cycle Generation LLC	4.626%	1/15/42	20,164	23,911
	Kentucky Utilities Co.	5.125%	11/1/40	2,894	3,760
	Kentucky Utilities Co.	4.375%	10/1/45	18,000	22,306
	Kentucky Utilities Co.	3.300%	6/1/50	1,900	2,052
	Louisville Gas and Electric Co.	4.250%	4/1/49	17,050	21,110
[5]	Massachusetts Electric Co.	4.004%	8/15/46	10,890	12,210
	MidAmerican Energy Co.	5.800%	10/15/36	473	651
	MidAmerican Energy Co.	4.800%	9/15/43	27,525	35,743
	MidAmerican Energy Co.	4.250%	5/1/46	24,721	30,591
	MidAmerican Energy Co.	4.250%	7/15/49	15,510	19,518
	MidAmerican Energy Co.	3.150%	4/15/50	1,000	1,070
	MidAmerican Energy Co.	2.700%	8/1/52	1,250	1,233
[5]	Monongahela Power Co.	5.400%	12/15/43	10,640	13,947
	National Rural Utilities Cooperative Finance Corp.	4.023%	11/1/32	2,100	2,426
	National Rural Utilities Cooperative Finance Corp.	4.300%	3/15/49	13,055	16,418
	Nevada Power Co.	6.650%	4/1/36	5,830	8,432
	Nevada Power Co.	5.375%	9/15/40	16,430	21,387
	Nevada Power Co.	5.450%	5/15/41	21,620	28,599
[5]	New England Power Co.	2.807%	10/6/50	15,615	14,788
[5]	NextEra Energy Operating Partners LP	4.500%	9/15/27	650	696
	Northern States Power Co.	6.250%	6/1/36	780	1,113
	Northern States Power Co.	6.200%	7/1/37	27,844	40,446
	Northern States Power Co.	5.350%	11/1/39	758	1,038
	Northern States Power Co.	3.400%	8/15/42	1,000	1,102
	Northern States Power Co.	4.000%	8/15/45	805	968
	Northern States Power Co.	3.600%	9/15/47	9,675	11,111
	Northern States Power Co.	4.200%	9/1/48	12,250	14,952
	Northern States Power Co.	2.600%	6/1/51	14,765	14,407
	NRG Energy Inc.	6.625%	1/15/27	24	25

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Ohio Power Co.	4.000%	6/1/49	734	875
	Oncor Electric Delivery Co. LLC	7.500%	9/1/38	1,420	2,285
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	3,103	4,231
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	6,300	7,977
	Oncor Electric Delivery Co. LLC	3.750%	4/1/45	7,120	8,326
	Oncor Electric Delivery Co. LLC	3.800%	9/30/47	16,908	20,030
	Oncor Electric Delivery Co. LLC	3.800%	6/1/49	1,420	1,702
	PacifiCorp	5.250%	6/15/35	1,232	1,569
	PacifiCorp	6.100%	8/1/36	14,920	20,547
	PacifiCorp	6.250%	10/15/37	7,772	10,964
	PacifiCorp	6.350%	7/15/38	35,944	51,515
	PacifiCorp	6.000%	1/15/39	32,206	44,972
	PacifiCorp	4.100%	2/1/42	19,700	22,786
	PacifiCorp	4.125%	1/15/49	3,837	4,591
	PacifiCorp	4.150%	2/15/50	44,530	53,792
	PacifiCorp	3.300%	3/15/51	1,000	1,060
[5]	Pattern Energy Operations LP / Pattern Energy Operations Inc.	4.500%	8/15/28	100	103
	PECO Energy Co.	4.800%	10/15/43	10,365	13,244
	PECO Energy Co.	4.150%	10/1/44	396	479
	PECO Energy Co.	3.700%	9/15/47	15,500	17,869
	PECO Energy Co.	3.900%	3/1/48	32,240	38,272
	PECO Energy Co.	3.050%	3/15/51	16,655	17,471
[5,8]	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara	1.875%	11/5/31	1,690	1,898
	PG&E Corp.	5.250%	7/1/30	230	240
	Potomac Electric Power Co.	6.500%	11/15/37	1,160	1,689
	Potomac Electric Power Co.	7.900%	12/15/38	142	232
	Potomac Electric Power Co.	4.150%	3/15/43	13,575	16,149
	PPL Electric Utilities Corp.	6.450%	8/15/37	10,200	14,284
	PPL Electric Utilities Corp.	6.250%	5/15/39	10,924	15,783
	PPL Electric Utilities Corp.	5.200%	7/15/41	1,183	1,544
	PPL Electric Utilities Corp.	3.950%	6/1/47	12,500	15,051
	Public Service Co. of Colorado	6.250%	9/1/37	960	1,418
	Public Service Co. of Colorado	3.600%	9/15/42	20,555	23,066
	Public Service Co. of Colorado	4.300%	3/15/44	2,761	3,354
	Public Service Co. of Colorado	3.800%	6/15/47	570	667
	Public Service Co. of Colorado	4.050%	9/15/49	34,010	41,747
	Public Service Co. of Colorado	3.200%	3/1/50	7,940	8,528
	Public Service Electric and Gas Co.	3.650%	9/1/42	21,083	23,783
	Public Service Electric and Gas Co.	3.850%	5/1/49	2,890	3,456
	Public Service Electric and Gas Co.	3.200%	8/1/49	1,065	1,153
	Public Service Electric and Gas Co.	3.000%	3/1/51	3,000	3,153
	Puget Sound Energy Inc.	6.274%	3/15/37	473	660
	Puget Sound Energy Inc.	5.757%	10/1/39	1,042	1,422
	Puget Sound Energy Inc.	5.795%	3/15/40	15,992	22,163
	Puget Sound Energy Inc.	4.300%	5/20/45	379	465
	Puget Sound Energy Inc.	4.223%	6/15/48	29,820	36,347
	Puget Sound Energy Inc.	3.250%	9/15/49	35,150	37,243
	Puget Sound Energy Inc.	2.893%	9/15/51	14,200	14,296
	San Diego Gas & Electric Co.	3.750%	6/1/47	1,000	1,146
	San Diego Gas & Electric Co.	4.100%	6/15/49	2,081	2,526
	San Diego Gas & Electric Co.	3.320%	4/15/50	3,795	4,055
	Southern California Edison Co.	6.000%	1/15/34	1,000	1,303
	Southern California Edison Co.	5.625%	2/1/36	925	1,170
	Southern California Edison Co.	5.950%	2/1/38	11,060	14,514
	Southern California Edison Co.	4.500%	9/1/40	14,228	16,151
	Southern California Edison Co.	3.900%	12/1/41	7,660	7,976

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Southern California Edison Co.	4.050%	3/15/42	1,704	1,859
	Southern California Edison Co.	3.900%	3/15/43	21,775	22,954
	Southern California Edison Co.	4.650%	10/1/43	21,739	25,816
	Southern California Edison Co.	3.600%	2/1/45	3,837	4,000
	Southern California Edison Co.	4.000%	4/1/47	31,200	34,746
	Southern California Edison Co.	4.125%	3/1/48	36,182	40,934
	Southern California Edison Co.	3.650%	2/1/50	22,870	24,547
	Southern California Edison Co.	2.950%	2/1/51	805	768
	Southern California Gas Co.	5.125%	11/15/40	1,870	2,423
	Southern California Gas Co.	4.125%	6/1/48	30,835	37,555
	Southern California Gas Co.	4.300%	1/15/49	15,075	18,872
	Southwestern Public Service Co.	4.500%	8/15/41	23,975	29,546
	Southwestern Public Service Co.	3.700%	8/15/47	20,540	23,365
	Southwestern Public Service Co.	3.750%	6/15/49	1,420	1,648
	Southwestern Public Service Co.	3.150%	5/1/50	10,750	11,360
	Tampa Electric Co.	3.450%	3/15/51	2,000	2,211
	Tucson Electric Power Co.	3.250%	5/1/51	20,000	20,934
	Union Electric Co.	3.900%	9/15/42	4,326	4,978
	Union Electric Co.	4.000%	4/1/48	20,290	24,440
	Union Electric Co.	3.250%	10/1/49	2,025	2,207
	Virginia Electric and Power Co.	6.000%	5/15/37	57,203	79,364
	Virginia Electric and Power Co.	6.350%	11/30/37	1,944	2,796
	Virginia Electric and Power Co.	4.450%	2/15/44	15,490	19,079
	Virginia Electric and Power Co.	4.000%	11/15/46	8,725	10,357
	Virginia Electric and Power Co.	3.800%	9/15/47	29,319	33,876
	Virginia Electric and Power Co.	4.600%	12/1/48	7,310	9,538
	Virginia Electric and Power Co.	3.300%	12/1/49	1,400	1,538
	Virginia Electric and Power Co.	2.450%	12/15/50	1,615	1,512
[5]	Vistra Operations Co. LLC	5.625%	2/15/27	105	108
[5]	Vistra Operations Co. LLC	5.000%	7/31/27	200	205
[5]	Vistra Operations Co. LLC	4.375%	5/1/29	200	197
	Wisconsin Electric Power Co.	5.625%	5/15/33	521	672
	Wisconsin Public Service Corp.	3.300%	9/1/49	1,944	2,098
					2,994,384
Total Corporate Bonds (Cost $14,336,345)					16,349,399
Sovereign Bonds (1.4%)
[5]	CDP Financial Inc.	5.600%	11/25/39	1,500	2,126
[5]	Export-Import Bank of India	3.875%	2/1/28	960	1,030
[5,8]	Kingdom of Morocco	2.000%	9/30/30	2,130	2,381
[5]	Kingdom of Saudi Arabia	3.450%	2/2/61	27,460	27,151
	Panama Bonos del Tesoro	3.362%	6/30/31	1,810	1,791
	Republic of Chile	2.550%	7/27/33	6,860	6,628
	Republic of Chile	3.100%	5/7/41	60,560	58,834
	Republic of Chile	3.500%	1/25/50	55,212	56,140
	Republic of Chile	3.500%	4/15/53	17,695	17,973
	Republic of Chile	3.100%	1/22/61	23,330	21,485
	Republic of Chile	3.250%	9/21/71	24,130	22,256
	Republic of Colombia	10.375%	1/28/33	1,259	1,852
	Republic of Colombia	5.200%	5/15/49	2,615	2,631
	Republic of Colombia	4.125%	5/15/51	398	348
	Republic of Colombia	3.875%	2/15/61	830	681
[3]	Republic of Panama	4.500%	4/16/50	700	770
[3]	Republic of Panama	3.870%	7/23/60	3,023	3,014
[8]	Republic of Philippines	1.750%	4/28/41	186	209
[5,8]	Romania	1.750%	7/13/30	8,600	9,520
[5,8]	Romania	2.875%	4/13/42	1,190	1,269
	State of Israel	3.375%	1/15/50	752	800

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	State of Israel	3.875%	7/3/50	6,945	7,978
	State of Israel	3.800%	5/13/60	6,584	7,342
	State of Israel	4.500%	4/3/20	3,192	3,992
[5]	State of Qatar	4.817%	3/14/49	18,835	24,284
[5]	State of Qatar	4.400%	4/16/50	9,215	11,244
[8]	United Mexican States	3.625%	4/9/29	741	994
	United Mexican States	3.771%	5/24/61	635	585
Total Sovereign Bonds (Cost $297,629)					295,308
Taxable Municipal Bonds (8.3%)
	American Municipal Power Inc. Electric Power & Light Revenue	6.270%	2/15/50	43,016	61,832
	Bay Area Toll Authority Highway Revenue	6.793%	4/1/30	1,449	1,768
	Bay Area Toll Authority Highway Revenue	6.918%	4/1/40	23,745	35,946
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	10,420	17,112
	Bay Area Toll Authority Highway Revenue	3.552%	4/1/54	8,595	9,070
	California GO	2.500%	10/1/29	4,500	4,702
	California GO	4.600%	4/1/38	31,195	36,174
	California GO	7.550%	4/1/39	7,255	12,217
	California GO	7.300%	10/1/39	37,286	59,260
	California GO	7.600%	11/1/40	56,685	98,298
	California State Public Works Board Lease (Abatement) Revenue	8.361%	10/1/34	1,136	1,786
	California State University College & University Revenue	2.975%	11/1/51	27,825	28,531
	California State University College & University Revenue	2.719%	11/1/52	10,925	10,937
	Chicago O'Hare International Airport Port, Airport & Marina Revenue	4.472%	1/1/49	11,525	15,461
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	43,340	61,282
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	9,620	13,615
[12]	Commonwealth Financing Authority Appropriations Revenue	5.197%	6/1/26	2,417	2,647
	Commonwealth Financing Authority Appropriations Revenue	4.144%	6/1/38	17,060	20,142
	Commonwealth Financing Authority Appropriations Revenue (Plancon Program)	3.864%	6/1/38	19,285	21,987
	Commonwealth of Massachusetts GO	2.514%	7/1/41	5,570	5,617
	Commonwealth of Massachusetts GO	2.813%	9/1/43	40,910	42,992
	Commonwealth of Massachusetts GO	2.900%	9/1/49	1,275	1,367
	Dallas Area Rapid Transit Sales Tax Revenue	5.999%	12/1/44	189	281
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	16,740	16,797
	District of Columbia Water & Sewer Authority Water Revenue	4.814%	10/1/14	1,944	2,904
	Duke University College & University Revenue	5.850%	4/1/37	29,490	41,455
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	923	1,420
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.655%	4/1/57	333	520
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	1,055	1,063
	Grand Parkway Transportation Corp. Highway Revenue	5.184%	10/1/42	1,420	1,925
	Houston TX GO	6.290%	3/1/32	1,972	2,490
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	10,330	14,276

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Kansas Development Finance Authority Appropriations Revenue	4.727%	4/15/37	2,417	2,935
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	20,480	27,341
[13]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	11,710	11,789
	Los Angeles CA Unified School District GO	5.755%	7/1/29	1,944	2,381
	Los Angeles CA Unified School District GO	6.758%	7/1/34	27,775	39,064
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.735%	6/1/39	15,020	19,830
	Los Angeles Department of Water & Power System Electric Power & Light Revenue	5.716%	7/1/39	379	534
	Los Angeles Department of Water & Power System Water Revenue	6.603%	7/1/50	1,849	3,195
	Los Angeles Department of Water Revenue	6.008%	7/1/39	1,136	1,514
	Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	3,833	5,350
	Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	50,780	81,567
	Metropolitan Transportation Authority Transit Revenue	5.871%	11/15/39	210	276
	Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	750	1,082
	Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	4,650	6,340
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.384%	12/1/40	3,230	3,525
	Michigan Strategic Fund Lease (Appropriation) Revenue	3.225%	9/1/47	8,310	8,501
[14]	New Jersey Economic Development Authority Appropriations Revenue	7.425%	2/15/29	6,570	8,328
	New Jersey Rutgers State University College & University Revenue	3.915%	5/1/19	48,580	57,039
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	947	1,550
	New Jersey Turnpike Authority Highway Revenue	7.102%	1/1/41	37,862	60,495
	New York City Transitional Finance Authority Future Tax Secured Sales Tax Revenue	5.508%	8/1/37	2,859	3,805
	New York City Water & Sewer System Water Revenue	5.724%	6/15/42	12,711	18,965
	New York City Water & Sewer System Water Revenue	5.952%	6/15/42	18,114	27,527
	New York City Water & Sewer System Water Revenue	6.011%	6/15/42	6,843	10,439
	New York City Water & Sewer System Water Revenue	5.882%	6/15/44	32,580	50,170
	New York NY GO	5.590%	3/1/35	947	1,266
	New York NY GO	6.271%	12/1/37	550	799
	New York State Dormitory Authority Income Tax Revenue	5.289%	3/15/33	7,288	8,948
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	8,465	9,060
	New York State Dormitory Authority Income Tax Revenue	5.628%	3/15/39	15,919	20,514
	New York State Dormitory Authority Income Tax Revenue	5.600%	3/15/40	189	257
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	7,295	7,827
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	10,945	11,435

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	New York State Urban Development Corp. Income Tax Revenue	3.900%	3/15/33	21,250	23,633
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	22,942	38,660
	Ohio State University College & University Revenue	4.910%	6/1/40	12,300	16,774
	Ohio State University College & University Revenue	4.800%	6/1/11	17,635	26,976
[15]	Oregon School Boards Assn. GO	4.759%	6/30/28	857	954
	Permanent University Fund - University of Texas System College & University Revenue	5.262%	7/1/39	11,500	16,021
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	6.040%	12/1/29	2,038	2,616
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	15,253	21,441
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.647%	11/1/40	10,176	14,304
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.926%	10/1/51	25,005	35,724
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	35,940	49,252
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.287%	8/1/69	29,094	31,369
	Sacramento Municipal Utility District Electric Power & Light Revenue	6.156%	5/15/36	857	1,187
	Sales Tax Securitization Corp. Sales Tax Revenue	4.637%	1/1/40	15,870	19,208
	Sales Tax Securitization Corp. Sales Tax Revenue	3.587%	1/1/43	36,460	39,880
	Sales Tax Securitization Corp. Sales Tax Revenue	4.787%	1/1/48	4,990	6,414
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	5.985%	2/1/39	10,450	14,836
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	4.427%	2/1/42	1,326	1,629
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.594%	7/1/43	757	839
	San Francisco CA Public Utilities Commission Water Revenue	6.950%	11/1/50	1,326	2,216
	Sonoma County CA Miscellaneous Revenue	6.000%	12/1/29	433	517
	Texas Private Activity Bond Surface Transportation Corp. Highway Revenue	3.922%	12/31/49	4,150	4,682
	University of California College & University Revenue	4.601%	5/15/31	2,141	2,496
	University of California College & University Revenue	2.147%	5/15/33	5,000	4,902
	University of California College & University Revenue	5.770%	5/15/43	473	658
	University of California College & University Revenue	3.931%	5/15/45	17,840	20,537
	University of California College & University Revenue	4.858%	5/15/12	32,223	47,931
	University of California College & University Revenue	4.767%	5/15/15	14,875	21,580
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	8,918	13,855
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	852	1,320
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	28,170	29,212
	University of North Carolina at Chapel Hill College & University Revenue	3.327%	12/1/36	6,730	7,634

			Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
		University of Texas System Regents College & University Revenue	4.794%	8/15/46	8,915	12,037
		University of Virginia College & University Revenue	2.256%	9/1/50	15,280	14,462
		University of Virginia College & University Revenue	3.227%	9/1/19	35,640	37,446
		Washington GO	5.481%	8/1/39	852	1,181
[12]		Wisconsin Appropriations Revenue	5.700%	5/1/26	1,702	1,936
		Wisconsin Appropriations Revenue	3.954%	5/1/36	3,364	3,771
Total Taxable Municipal Bonds (Cost $1,375,959)						1,749,612
					Shares
Temporary Cash Investments (5.6%)
Money Market Fund (1.6%)
[16]		Vanguard Market Liquidity Fund	0.070%		3,263,978	326,398
				Maturity Date	Face Amount ($000)
Repurchase Agreements (4.0%)
		Bank of America Securities LLC (Dated 10/29/21, Repurchase Value $114,100,000, collateralized by Federal Farm Credit Bank 0.075%, 4/5/23, with a value of $116,383,000)	0.050%	11/1/21	114,100	114,100
		Barclays Capital Inc. (Dated 10/29/21, Repurchase Value $214,701,000, collateralized by U.S. Treasury Note/Bond 0.125%–2.250%, 5/31/23–5/15/41, with a value of $218,994,000)	0.050%	11/1/21	214,700	214,700
		Citigroup Global Markets Inc. (Dated 10/29/21, Repurchase Value $260,401,000, collateralized by U.S. Treasury Bill 0.000%, 11/1/21, and U.S. Treasury Note/Bond 1.250%–3.000%, 2/15/48–8/15/51, with a value of $265,608,000)	0.050%	11/1/21	260,400	260,400
		RBC Capital Markets LLC (Dated 10/29/21, Repurchase Value $259,701,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%, 7/15/29, and U.S. Treasury Note/Bond 1.500%–3.125%, 9/15/22–5/15/48, with a value of $264,894,000)	0.050%	11/1/21	259,700	259,700
						848,900
Total Temporary Cash Investments (Cost $1,175,283)						1,175,298
		Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)
Options Purchased (0.0%)
Over-the-Counter Swaptions (0.0%)
Put Swaptions
	5-Year CDX-NA-HY-S36-V1, Credit Protection Purchased, Pays 5.000% Quarterly	GSI	11/17/21	1.075%	4,555	8

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
5-Year CDX-NA-IG-S37-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GS	11/17/21	0.625%	19,200	4
					12
Total Options Purchased (Cost $45)					12
Total Investments (99.4%) (Cost $18,540,593)					20,924,083
Other Assets and Liabilities—Net (0.6%)					116,206
Net Assets (100%)					21,040,289
Cost is in $000.
1	Securities with a value of $27,452,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $85,223,000 have been segregated as initial margin for open centrally cleared swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2021, the aggregate value was $1,232,996,000, representing 5.9% of net assets.
6	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of October 31, 2021.
7	Face amount denominated in British pounds.
8	Face amount denominated in euro.
9	Security is a senior, secured, high-yield floating-rate loan. These loans are debt obligations issued by public and private companies and are comparable to high-yield bonds from a ratings and leverage perspective. At October 31, 2021, the aggregate value of these securities was $215,000, representing 0.0% of net assets.
10	Represents an unsettled loan as of October 31, 2021. The coupon rate is not known until the settlement date.
11	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
12	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
13	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
14	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
15	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
16	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
GO—General Obligation Bond.
GS—Goldman Sachs & Co. LLC.
GSI—Goldman Sachs International.

Derivative Financial Instruments Outstanding as of Period End

Options Written

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)
Over-the-Counter Swaptions
Call Swaptions
5-Year CDX-NA-IG-S37-V1, Credit Protection Purchased, Pays 1.000% Quarterly	GS	11/17/21	0.575%	38,400	(108)

	Counterparty	Expiration Date	Exercise Rate	Notional Amount on Underlying Swap ($000)	Market Value ($000)

Put Swaptions
5-Year CDX-NA-HY-S36-V1, Credit Protection Sold, Receives 5.000% Quarterly	GSI	11/17/21	1.055%	4,555	(2)
5-Year CDX-NA-IG-S37-V1, Credit Protection Sold, Receives 1.000% Quarterly	GS	11/17/21	0.575%	38,400	(18)
					(20)
Total Options Written (Premiums Received $149)					(128)
GS—Goldman Sachs & Co. LLC.
GSI—Goldman Sachs International.

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
10-Year U.S. Treasury Note	December 2021	1,497	195,663	(2,369)
5-Year U.S. Treasury Note	December 2021	42	5,114	2
Long U.S. Treasury Bond	December 2021	4,375	703,691	(8,535)
Ultra 10-Year U.S. Treasury Note	December 2021	469	68,020	(862)
Ultra Long U.S. Treasury Bond	December 2021	772	151,626	2,439
				(9,325)

Short Futures Contracts
10-Year U.S. Treasury Note	December 2021	(322)	(42,086)	591
2-Year U.S. Treasury Note	December 2021	(136)	(29,818)	88
Euro-Bobl	December 2021	(5)	(773)	12
Euro-Bund	December 2021	(134)	(26,042)	585
Euro-Buxl	December 2021	(39)	(9,422)	67
Euro-Schatz	December 2021	(10)	(1,294)	4
Long Gilt	December 2021	(117)	(20,002)	663
				2,010
				(7,315)

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Toronto-Dominion Bank	12/15/21	EUR	524	USD	612	—	(6)
Bank of America, N.A.	12/15/21	USD	178	AUD	238	—	(1)
Toronto-Dominion Bank	12/15/21	USD	39,771	EUR	34,231	155	—
State Street Bank & Trust Co.	12/15/21	USD	1,768	EUR	1,521	8	—
Bank of Montreal	12/15/21	USD	465	EUR	400	2	—
Bank of America, N.A.	12/15/21	USD	70	EUR	60	—	—
State Street Bank & Trust Co.	12/15/21	USD	17,681	GBP	12,843	101	—

Forward Currency Contracts (continued)
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Counterparty		Receive		Deliver
Royal Bank of Canada	12/15/21	USD	275	GBP	200	2	—
BNP Paribas	12/15/21	USD	80	GBP	58	—	—
Morgan Stanley Capital Services Inc.	12/15/21	USD	4	JPY	447	—	—
Citibank, N.A.	12/15/21	USD	—	MXN	8	—	—
						268	(7)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
JPY—Japanese yen.
MXN—Mexican peso.
USD—U.S. dollar.

Centrally Cleared Credit Default Swaps
Reference Entity	Termination Date	Notional Amount (000)		Periodic Premium Received (Paid)[1] (%)	Value ($000)	Unrealized Appreciation (Depreciation) ($000)
Credit Protection Sold
CDX-NA-IG-S37-V1	12/21/24	USD	14,375	1.000	324	2
CDX-NA-IG-S37-V1	12/22/26	USD	2,728,460	1.000	67,962	745
					68,286	747

Credit Protection Purchased
CDX-NA-HY-S37-V1	12/22/26	USD	1,150	(5.000)	(110)	(2)
					68,176	745
1 Periodic premium received/paid quarterly.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
Credit Protection Sold/Moody's Rating
Metlife Inc./A3	12/21/21	GSI	10,000	1.000	25	1	24	—

Credit Protection Purchased
Bank of China Ltd.	12/21/21	BNPSW	300	(1.000)	(1)	—	—	(1)
					24	1	24	(1)
1	Periodic premium received/paid quarterly.
BNPSW—BNP Paribas.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. The fund’s risks in using these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E. Swaptions: The fund invests in options on swaps, which are transacted over-the-counter (OTC) and not on an exchange. The fund enters into swaptions to adjust the fund’s sensitivity to interest rates or to adjust its exposure to the underlying investments. The fund may purchase a swaption from a counterparty whereby the fund has the right to enter into a swap in which the fund will pay either a fixed percentage rate or a floating rate, which is reset periodically based on short-term interest rates, and receive a different floating rate, each applied to a notional amount. The fund may also sell a swaption to a counterparty whereby the fund grants the counterparty the right to enter into a swap in which the fund will pay a floating rate and receive a fixed rate, each applied to a notional amount. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options generally are established through negotiation with the other party to the option contract. Although this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options. Credit risk involves the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund mitigates its counterparty risk by entering into swaptions with a diverse group of prequalified counterparties and monitoring their financial strength.
The primary risk associated with purchasing swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is out-of-the money, the position is worthless at expiration, and the fund loses the premium paid. The primary risk associated with selling swaptions is that interest rates or the value of the underlying investments move in such a way that the swaption is in-the-money, the counterparty exercises the swaption, and the resulting interest rate swap results in a negative cash flow to the fund in an amount greater than the premium received. A risk associated with all types of swaptions is the possibility that a counterparty may default on its obligations under the swaption contract.
Swaptions are valued based on market quotations received from independent pricing services or recognized dealers. The premium paid for a purchased swaption is recorded as an asset and is subsequently adjusted daily based on the current market value of the swaption. The premium received for a written swaption is recorded as an asset with an equal liability and is subsequently adjusted daily based on the current market value of the swaption. Fluctuations in the value of swaptions are recorded as unrealized appreciation (depreciation) until expired, closed, or exercised, at which time realized gains(losses) are recognized.
F. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
G. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

H.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of October 31, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,332,512	—	1,332,512
Asset-Backed/Commercial Mortgage-Backed Securities	—	21,942	—	21,942
Corporate Bonds	—	16,349,399	—	16,349,399
Sovereign Bonds	—	295,308	—	295,308
Taxable Municipal Bonds	—	1,749,612	—	1,749,612
Temporary Cash Investments	326,398	848,900	—	1,175,298
Options Purchased	—	12	—	12
Total	326,398	20,597,685	—	20,924,083
Derivative Financial Instruments
Assets
Futures Contracts[1]	4,451	—	—	4,451
Forward Currency Contracts	—	268	—	268
Swap Contracts	747[1]	24	—	771
Total	5,198	292	—	5,490
Liabilities
Options Written	—	128	—	128
Futures Contracts[1]	11,766	—	—	11,766
Forward Currency Contracts	—	7	—	7
Swap Contracts	2[1]	1	—	3
Total	11,768	136	—	11,904
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.